CSMC 2018-SPL3 ABS-15G

Exhibit 99.2

CSMC 2018- Rebuttal Findings 11.09.2020
Seller:

Deal ID:

Total Loan Count: 1446

Loan Number	Last Name	Note Date	Original Loan Amount	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Final Rating	Final Credit Rating	Final Compliance Rating	Final Property Valuation Rating	Final Overall Grade(Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Loan Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)
0000936286	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Flood Cert Missing- The flood cert was missing from the loan file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0001154459	XXXX	XXXX	XXXX	(Open) Flood Cert Missing- The Flood Cert is missing from the file (Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. The HUD in the file is for a different property. Response 1 (03/07/2018 2:22PM) No docs attached. Matching HUD could not be found in file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0001226802	XXXX	XXXX	XXXX	(Open) Flood Cert Missing- The flood cert is missing from the loan file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0001765264	XXXX	XXXX	XXXX	(Clear) Rescission Test-

This loan failed the TILA right of rescission test. Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Response 1 (03/22/2018 4:43PM)
The newly provided Boarding Data Sheet shows that the funding date is XXXX which is after the rescission period.

							1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0001769288	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0001802214	XXXX	XXXX	XXXX	(Clear) Rescission Test-

This loan failed the TILA right of rescission test. Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Response 1 (03/23/2018 11:05AM)
The Boarding Data Sheet provided confirmed the funding date was XXXX which is after the rescission period.

							1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0001822167	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0001839885	XXXX	XXXX	XXXX	(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

(Open) HUD-1-

The settlement statement is either incomplete or incorrect. File did not contain all pages of the HUD Statement.

(Open) Arm Disclosure- missing-

The file contains no evidence that the ARM Disclosure was provided to the borrower.

(Open) Flood Cert Missing-

Flood Certification is missing.

(Clear) Right to Rescind Missing-

The file contains no evidence of the Right to Cancel Notice.

Response 1 (03/23/2018 12:23PM)
Further review of the loan file confirmed the transaction was a purchase; therefore, a rescission period was not required.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0001910758	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0002143733	XXXX	XXXX	XXXX	(Open) HUD Final- missing-

There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.

(Clear) Inaccurate Mortgage-

The mortgage was not completed accurately. Legal description was missing.

Response 1 (02/08/2018 4:22PM)
Agree with the Client. Legal Description was provided on the Mortgage. Finding Cleared.

(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

(Open) Arm Disclosure- missing-

The file contains no evidence that the ARM Disclosure was provided to the borrower.

(Open) Flood Cert Missing-

The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0002144434	XXXX	XXXX	XXXX	(Clear) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. **could not locate any TIL's in the loan package Response 1 (03/05/2018 4:46PM) The TIL was provided.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0002193126	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0003889441	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0003890068	XXXX	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) Flood Cert Missing- The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0003890811	XXXX	XXXX	XXXX	(Open) Flood Cert Missing- The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0003940244	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0004653705	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) Missing HUD- There is no evidence of a HUD-1 Settlement Statement provided in the loan file. (Open) Flood Cert Missing- The flood cert is missing from the loan file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0005938956	XXXX	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Inaccurate Mortgage- The mortgage was not completed accurately. (Balloon Rider not provided) Response 1 (03/01/2018 3:34PM) Additional documentation was not provided.			3	N/A	3	N/A	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C
0005966767	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0005972062	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

Response 1 (03/23/2018 10:52AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Introductory Rate-

The interest rate used at consummation is determined to be a discounted introductory rate based on information provided in the loan file. Per Reg Z 1026.18(s)(iii), the Introductory Rate Notice required was not disclosed on the final TIL.

Response 1 (03/23/2018 10:51AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0006337059	XXXX	XXXX	XXXX	(Clear) Arm Disclosure- missing-

The file contains no evidence that the ARM Disclosure was provided to the borrower.

Response 1 (03/23/2018 1:43PM)
The ARM disclosure was provided.

(Clear) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

Response 1 (03/23/2018 2:03PM)
The Final TIL was provided.

(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than $35.

Response 1 (03/26/2018 7:41AM)
This is a newly added finding based on the newly provided final TIL. See finding #3 of 5. However, the loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.

Response 1 (03/26/2018 7:52AM)
This is a newly added finding based on the newly provided final TIL. See finding #4 of 5. However, the loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Clear) Closed-End Finance Charge Rescission Tolerance-

The disclosed finance charge XXXX is less than the actual finance charge XXXX by XXXX For rescission purposes, the Truth in Lending Act considers the finance charge inaccurate if it is understated by more than half of 1% of the note amount XXXX or $100, whichever is greater. (12 CFR Sec. 1026.23(g); OSC 17(c)(2)(ii)-1).

Response 1 (03/26/2018 11:43AM)
This is a newly added finding based on the newly provided final TIL. See finding #5 of 5. However, the loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1635(f).

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0007198765	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0007199946	XXXX	XXXX	XXXX	(Clear) Right to Rescind Missing-

The file contains no evidence of the Right to Cancel Notice.

Response 1 (03/23/2018 12:26PM)
The right to cancel was provided.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is XXXXX below the actual finance charge XXXXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

Response 1 (03/23/2018 12:45PM)
The loan failed the QM test after the client provided the right to cancel. This is a new audit finding, please review new audit finding numbered 1 of 3.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

Response 1 (03/23/2018 12:46PM)
The loan failed the QM test after the client provided the right to cancel. This is a new audit finding, please review new audit finding numbered 2 of 3.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0007233257	XXXX	XXXX	XXXX	(Clear) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (03/01/2018 10:03AM) The HUD was provided. (Clear) Initial GFE Date- The Initial GFE Date is more than 3 business days from the Application Date. Response 1 (03/01/2018 10:03AM) The GFE was provided. (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0007252539	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

Response 1 (03/23/2018 10:53AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Arm Disclosure- missing-

The file contains no evidence that the ARM Disclosure was provided to the borrower.

Response 1 (03/23/2018 10:54AM)
The arm disclosure was provided; however, was not dated within 3 days of the application.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0007349517	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0007384134	XXXX	XXXX	XXXX	(Open) Introductory Rate- The interest rate used at consummation is determined to be a discounted introductory rate based on information provided in the loan file. Per Reg Z 1026.18(s)(iii), the Introductory Rate Notice required was not disclosed on the final TIL. (Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0007439912	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0007487457	XXXX	XXXX	XXXX	(Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. No HUD-1 was provided in the loan file. (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) Flood Cert Missing- The Flood Cert is missing from the loan file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0007487929	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0007493836	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Clear) Mortgage Recording- There is no evidence that the Mortgage was recorded. Response 1 (03/13/2018 10:11AM) Recorded Mortgage provided.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0007503006	XXXX	XXXX	XXXX	(Open) HUD Final- missing-

There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.

(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

(Open) Initial TIL-

The initial Truth and Lending Disclosure is missing from the file.

(Open) Rescission Test-

The loan failed the Rescission test.

Response 1 (03/04/2018 2:21PM)
No additional documentation was provided.

(Open) Flood Cert Missing-

The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0007503402	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) Flood Cert Missing- The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0007512759	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0007516388	XXXX	XXXX	XXXX	(Open) Final TIL Incomplete- The Final TIL was incomplete. No signature and is not dated			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0007523004	XXXX	XXXX	XXXX	(Clear) Final TIL Incomplete- The Final TIL was incomplete. The TIL was not signed. Response 1 (03/04/2018 9:06AM) Final TIL did not need to be signed. (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0007534076	XXXX	XXXX	XXXX	(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

(Open) Missing HUD-

There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.

(Open) Arm Disclosure- missing-

The file contains no evidence that the ARM Disclosure was provided to the borrower.

(Open) Flood Cert Missing-

The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0007539935	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. File did not contain any HUD Statements. (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) Flood Cert Missing- The flood cert is missing from the loan file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0007550254	XXXX	XXXX	XXXX	(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

(Open) HUD Final- missing-

There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.

(Open) Flood Cert Missing-

The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file

(Open) Initial TIL-

The initial Truth and Lending Disclosure is missing from the file.

(Open) Rescission Test-

The loan failed the Rescission test.

Response 1 (03/04/2018 8:48AM)
No additional documentation was provided.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0009631531	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0010070742	XXXX	XXXX	XXXX	(Clear) Rescission Test-

This loan failed the TILA right of rescission test. Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Response 1 (03/13/2018 2:32PM)
A boarding data sheet and Right of Rescission were provided that confirmed that the funding date is XXXX was after the rescission period.

							1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0010085219	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0010417619	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0010567216	XXXX	XXXX	XXXX	(Clear) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Response 1 (03/06/2018 4:06PM)
Further review of the file confirmed that the funding date is XXXX which is after the rescission period.

(Open) Mortgage Recording-

There is no evidence that the Mortgage was recorded.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0010611445	XXXX	XXXX	XXXX	(Open) Rescission Test- This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0010613853	XXXX	XXXX	XXXX	(Open) Rescission Test- This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0010844998	XXXX	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1 as it was not Stamped Final or signed by the borrowers.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0047081880	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0047093098	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

(Clear) Mortgage Recording-

There is no evidence that the Mortgage was recorded.

Response 1 (02/07/2018 5:53PM)
Found the recorded mortgage.

(Open) Introductory Rate-

The interest rate used at consummation is determined to be a discounted introductory rate based on information provided in the loan file. Per Reg Z 1026.18(s)(iii), the Introductory Rate Notice required was not disclosed on the final TIL.

Response 1 (02/07/2018 5:54PM)
Nothing to support the rebuttal was attached.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0047096419	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0047151439	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0047156078	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0047156407	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0047160310	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0047160365	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Flood Cert Missing- The flood cert is missing from the loan file. (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0090028425	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0090047239	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0090050659	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0090071711	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0090075586	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0090138575	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0090145126	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0090155303	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090157941	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090158993	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0090161818	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0090168581	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations-			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090180677	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090183539	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. (Open) Introductory Rate- The interest rate used at consummation is determined to be a discounted introductory rate based on information provided in the loan file. Per Reg Z 1026.18(s)(iii), the Introductory Rate Notice required was not disclosed on the final TIL.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0090183593	XXXX	XXXX	XXXX	(Open) HUD Final- missing- The HUD-1 provided in the loan file states Estimated. (Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100- The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1). Response 1 (03/10/2018 7:55AM) The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC1640(e).			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0090184974	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090185917	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090192586	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090201509	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0090203688	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090206063	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090210462	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090211290	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090221712	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0090221776	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090232008	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0090234918	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090240012	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090240124	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090240133	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090241466	XXXX	XXXX	XXXX	(Open) Right to Rescind Inaccurate- Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0090242838	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0090243442	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0090246153	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090248401	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090253290	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090254596	XXXX	XXXX	XXXX	(Open) Missing Note-

The Note was missing from the file.

(Open) Missing Mortgage-

The Mortgage was missing from the file.

(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

(Open) Missing HUD-

There is no evidence of a HUD-1 Settlement Statement provided in the loan file.

(Open) Arm Disclosure- missing-

The file contains no evidence that the ARM Disclosure was provided to the borrower.

(Open) Right to Rescind Missing-

The file contains no evidence of the Right to Cancel Notice.

(Open) Flood Cert Missing-

The Flood Cert was missing from the loan file.

							4	N/A	4	N/A	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D
0090258802	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090260775	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090261183	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090271780	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090275386	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0090277326	XXXX	XXXX	XXXX	(Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. (Open) Final TIL Incomplete- The Final TIL was incomplete. The TIL was not signed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0090278499	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090278695	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090278921	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090289860	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090291144	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090293102	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0090297276	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090297502	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090302974	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0090308499	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0090309852	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0090311613	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090311770	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090313596	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090314191	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090314883	XXXX	XXXX	XXXX	(Open) Flood Cert Missing- The flood cert is missing from the loan file. (Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0090317204	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0090317549	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090320192	XXXX	XXXX	XXXX	(Open) HUD-1- The settlement statement is either incomplete or incorrect. No signature			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0090320482	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0090325263	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090327098	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0090327128	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090332252	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0090332935	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0100012646	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Missing HUD- There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy. (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) Flood Cert Missing- The flood cert is missing from the loan file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0100018985	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500001847	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500002407	XXXX	XXXX	XXXX	(Open) Initial GFE Missing- The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500002423	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500002514	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500003785	XXXX	XXXX	XXXX	(Open) Missing HUD- There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy. (Open) Flood Cert Missing- The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500004262	XXXX	XXXX	XXXX	(Open) HUD Final- missing- Final Hud was missing in package. (Open) Flood Cert Missing- The Flood Cert is missing from the Loan file. Response 1 (04/17/2018 6:54AM) This is a new audit finding based on newly received documents. See Finding #1 of 1.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500006267	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) Flood Cert Missing- Flood Cert missing from file for closing date of XXXX			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500006457	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500006861	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed correctly.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500007760	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Flood Cert Missing- The flood cert is missing from the loan file. (Open) Missing Mortgage- The Mortgage was missing from the file. (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice.			4	N/A	4	N/A	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D
0500009808	XXXX	XXXX	XXXX	(Open) Missing HUD- There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy. (Open) Flood Cert Missing- The flood cert is missing from the loan file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500009840	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 was not provided in the loan file. (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500010129	XXXX	XXXX	XXXX	(Open) Flood Cert Missing- The flood cert is missing from the loan file-Flood cert in file is after the closing date of the transaction being reviewed. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500010558	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500011648	XXXX	XXXX	XXXX	(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

(Open) HUD Final- missing-

There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.

(Open) Missing HUD-

There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.

(Open) Flood Cert Missing-

The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500011754	XXXX	XXXX	XXXX	(Open) Flood Cert Missing- The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file Response 1 (02/08/2018 8:04AM) The flood certificate was not provided. (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. *** UNABLE TO RUN CE*** Response 1 (02/08/2018 8:05AM) Upheld. The HUD for the transaction was not provided.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500011911	XXXX	XXXX	XXXX	(Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500012133	XXXX	XXXX	XXXX	(Open) Flood Cert Missing- The flood cert is missing from the loan file. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500013800	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. (Open) Flood Cert Missing- The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500013891	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500014253	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500014469	XXXX	XXXX	XXXX	(Clear) Flood Cert Missing- The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file Response 1 (02/08/2018 9:08AM) Agree with client. The flood cert was in the loan file. Cleared finding. (Clear) Right to Rescind Inaccurate- Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. Response 1 (02/08/2018 9:07AM) Agree with client. Right to cancel in the loan file is signed and dated. Cleared finding.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500015011	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100- This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100. FAIL (Open) Flood Cert Missing- The flood cert was missing from the loan file. (Clear) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. Response 1 (03/08/2018 8:11AM) The Final TIL was provided.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500015292	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Flood Cert Missing- The Flood Cert is missing from the file			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500015466	XXXX	XXXX	XXXX	(Clear) Right to Rescind Inaccurate-

Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties.

Response 1 (03/23/2018 1:05PM)
The executed Right to Cancel was provided.

(Open) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.

(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500016076	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500016092	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. Response 1 (02/08/2018 9:41AM) Document not provided. (Clear) Flood Cert Missing- The flood cert was not provided in the loan file. Response 1 (02/08/2018 9:43AM) Document provided. (Clear) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (02/08/2018 9:44AM) Document provided.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500016134	XXXX	XXXX	XXXX	(Clear) Missing HUD- There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy. Response 1 (03/07/2018 1:57PM) HUD was provided. (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500016241	XXXX	XXXX	XXXX	(Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500016258	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. Response 1 (02/08/2018 7:52AM) Document not provided. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. Response 1 (02/08/2018 7:53AM) Document not provided.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500016266	XXXX	XXXX	XXXX	(Open) Flood Cert Missing- The flood cert is missing from the loan file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500016274	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Flood Cert Missing- The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file Response 1 (02/07/2018 5:06PM) No flood certificate provided or in loan file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500016290	XXXX	XXXX	XXXX	(Open) Missing HUD- There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy. (Open) Flood Cert Missing- The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500016449	XXXX	XXXX	XXXX	(Open) Missing Note- The Note was missing from the file. (Open) Flood Cert Missing- The Flood Cert is missing from the file. Response 1 (02/08/2018 2:15PM) No document attached or provided to support rebuttal (Open) Missing Note- The Note was missing from the file , unable to RUN CE Report.			4	N/A	4	N/A	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D
0500016480	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100- This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500016498	XXXX	XXXX	XXXX	(Open) Right to Rescind Misc-

There are additional findings regarding the Recession Notice - not provided within three days of application.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is XXXX below the actual finance charge XXXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

Response 1 (03/13/2018 12:56PM)
The loan review contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1635(f).

(Open) Right of Rescission Disclosure Variance Failure (TIL) (Last Disclosure Sent/Received Dates)-

The lender's disclosed "Right to Cancel Expire Date" (XXXX) is earlier than the calculated "Right to Cancel Expire Date" XXXX). Under Reg Z, funds may not be disbursed to the borrower until the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500016605	XXXX	XXXX	XXXX	(Open) Missing Mortgage- The Mortgage was missing from the file. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed.			4	N/A	4	N/A	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D
0500016621	XXXX	XXXX	XXXX	(Open) Flood Cert Missing-

The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file

(Open) Rescission Test-

The loan failed the Rescission test, the RTC is dated XXXX but the loan closed on XXXX

(Open) TILA Data Validation-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

(Open) Right to Rescind Inaccurate-

Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500016639	XXXX	XXXX	XXXX	(Open) Flood Cert Missing-

Unable to determine if the property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file

(Open) Missing Mortgage-

The Mortgage was missing from the file.

(Open) Right to Rescind Inaccurate-

Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties.

(Open) Right of Rescission Disclosure Variance Failure (TIL) (Last Disclosure Sent/Received Dates)-

The lender's disclosed "Right to Cancel Expire Date" (XXXX) is earlier than the calculated "Right to Cancel Expire Date" (XXXX). Under Reg Z, funds may not be disbursed to the borrower until the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)

							4	N/A	4	N/A	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D
0500016654	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500016746	XXXX	XXXX	XXXX	(Open) Final TIL Incomplete- The Final TIL was incomplete. (Open) Missing Mortgage- The Mortgage was missing from the file.			4	N/A	4	N/A	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D
0500016753	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500016910	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500017066	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500017462	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500017579	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/14/2018 2:50PM) The ARM Disclosure provided was signed on the day of closing. There is no evidence in the file the borrower received the ARM disclosure within three days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500017777	XXXX	XXXX	XXXX	(Open) Missing HUD- There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500017942	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500018189	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Flood Cert Missing- The flood cert is missing from the loan file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500018205	XXXX	XXXX	XXXX	(Open) Missing Note- The Note was missing from the file. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. (Open) Flood Cert Missing- The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file			4	N/A	4	N/A	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D
0500018346	XXXX	XXXX	XXXX	(Open) Missing Mortgage- The Mortgage was missing from the file. (Open) Flood Cert Missing- The Flood Cert is missing from the loan file. (Clear) Fee Not Allowed- The XXXX Law (XXXX Gen Oblig Secs. 5-601 and 5-602) does not allow Escrow Account Servicing Fee (Fee ID: 101) to be charged to the Borrower in XXX. Response 1 (03/07/2018 3:52PM) XXXX is Federally Chartered, rule does not apply.			4	N/A	4	N/A	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D
0500018387	XXXX	XXXX	XXXX	(Clear) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (02/08/2018 2:12PM) The ARM Disclosure was provided. (Open) Final TIL Incomplete- The Final TIL was not signed by borrower. (Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500018536	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Flood Cert Missing- The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500018585	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Clear) Missing Note- The Note was missing from the file. Response 1 (02/08/2018 3:19PM) Note provided addresses the missing document finding.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500018718	XXXX	XXXX	XXXX	(Clear) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/01/2018 11:33AM) ARM Disclosure provided. (Open) Flood Cert Missing- The flood cert was not provided in the loan file. (Clear) Final TIL APR Amt Financed- The APR or Amount Financed shown on the final TIL are outside of allowable tolerances. Response 1 (03/01/2018 11:32AM) The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500018924	XXXX	XXXX	XXXX	(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

Response 1 (03/15/2018 6:13PM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

(Open) Flood Cert Missing-

The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file

(Open) Missing Mortgage-

The Mortgage was missing from the file.

(Clear) Right to Rescind Missing-

The file contains no evidence of the Right to Cancel Notice.

Response 1 (03/15/2018 6:14PM)
The Notice of Right to Cancel disclosure was provided.

(Open) Missing HUD-

There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.

							4	N/A	4	N/A	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D
0500018940	XXXX	XXXX	XXXX	(Open) Flood Cert Missing- Unable to determine if the property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500018999	XXXX	XXXX	XXXX	(Open) Right of Rescission Disclosure Variance Failure (TIL) (Last Disclosure Sent/Received Dates)-

The lender's disclosed "Right to Cancel Expire Date" (XXXX) is earlier than the calculated "Right to Cancel Expire Date" (XXXX). Under Reg Z, funds may not be disbursed to the borrower until the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)

(Open) Right of Rescission (Loan Disbursement)(TIL) (Last Disclosure Sent/Received Dates)-

The loan disbursement date (XXXX) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" XXXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500019013	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500019104	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) HUD-1- The settlement statement is either incomplete or incorrect.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500019138	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. Response 1 (02/08/2018 8:35AM) Document not provided.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500019187	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500019245	XXXX	XXXX	XXXX	(Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. (Open) Initial TIL- The initial Truth and Lending Disclosure is missing from the file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500019302	XXXX	XXXX	XXXX	(Open) Missing Note- The Note was missing from the file. (Open) Flood Cert Missing- The flood cert is missing from the loan file.			4	N/A	4	N/A	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D
0500019377	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100- This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100. (Clear) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. Response 1 (03/07/2018 2:02PM) The Final TIL was provided. Resolved. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500019419	XXXX	XXXX	XXXX	(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

Response 1 (03/14/2018 2:59PM)
The loan review contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1635(f).

(Open) Closed-End APR Disclosure Tolerance-

The disclosed APR XXXX is lower than the actual APR XXXX The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than .125% on a regular mortgage transaction. (12 CFR Sections 1026.17(f), 1026.19(a)(2), & 1026.22(a)(2)).

Response 1 (03/14/2018 3:02PM)
The loan review contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1635(f).

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500019567	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500019625	XXXX	XXXX	XXXX	(Open) Missing Mortgage- The Mortgage was missing from the file. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed.			4	N/A	4	N/A	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D
0500019740	XXXX	XXXX	XXXX	(Open) Right to Rescind Inaccurate-

Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties.

Response 1 (03/13/2018 1:27PM)
A copy of the Notice of Right to Rescind Affidavit was provided; however, The Notice of Right to Rescind disclosure was not provided.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is XXXX below the actual finance charge XXXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

Response 1 (03/13/2018 2:59PM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

Response 1 (03/13/2018 1:32PM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Fee Not Allowed-

TheXXXX (XXXX Gen Oblig Secs. 5-601 and 5-602) does not allow Escrow Account Servicing Fee (Fee ID: 101) to be charged to the Borrower in XXXX.

Response 1 (03/13/2018 2:53PM)
The XXXX General Obligations Law does not allow Escrow Account Servicing Fee to the Borrower in XXXX.

(Open) Portion of Recordation Tax Must Be Paid By Lender-

XXXX Tax Law requires a portion of the recordation tax be paid by the lender. (XXXX)

Response 1 (03/13/2018 2:49PM)
XXXX requires a portion of the recordation tax be paid by the lender.

(Open) Right of Rescission Disclosure Variance Failure (TIL) (Last Disclosure Sent/Received Dates)-

The lender's disclosed "Right to Cancel Expire Date" (XXXX) is earlier than the calculated "Right to Cancel Expire Date" (XXXX). Under Reg Z, funds may not be disbursed to the borrower until the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)

Response 1 (03/13/2018 1:30PM)
Per the final signed HUD, the loan was closed and funded on the same day,XXXX, as shown by the date interest was first collected. Three days rescission was not given.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is XXXX below the actual finance charge XXXX

Response 1 (03/13/2018 1:11PM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX

Response 1 (03/13/2018 1:09PM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Fee Not Allowed-

Fee Not Allowed. XXXX Law (XXXX Gen Oblig Secs. 5-601 and 5-602) does not allow Escrow Account Servicing Fee (Fee ID: 101) to be charged to the Borrower in XXXX.

(Open) Portion of Recordation Tax Must Be Paid By Lender-

Portion of Recordation Tax Must Be Paid By Lender(21230)

(Open) Right of Rescission Disclosure Variance Failure (TIL) (Last Disclosure Sent/Received Dates)-

Right of Rescission Disclosure Variance Failure (TIL) (Last Disclosure Sent/Received Dates)(14060)FAIL - THE rtc DATES ARE OFF AND NOT UPDATED.

							3	N/A	3	N/A	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C
0500019757	XXXX	XXXX	XXXX	(Open) Right to Rescind Missing-

The file contains no evidence of the Right to Cancel Notice.

(Clear) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

Response 1 (03/07/2018 10:20AM)
TIL dated 6/3/97 was provided

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100. This is a new audit finding based on documents received

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than $35This is a new audit finding based on documents received

(Open) Rescission Test-

The loan failed the Rescission test. This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last This is a new audit finding based on documents received. The HUD shows interest collected from the date of closing and no documents in the file show a different funding date.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500019930	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500019997	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500020052	XXXX	XXXX	XXXX	(Clear) Rescission Test-

Federal TILA This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
Response 1 (02/07/2018 6:41PM)
The loan reviewed contains a note date more than 36 months old and the statute of limitations have run out.

(Clear) Mortgage Recording-

There is no evidence that the Mortgage was recorded.

Response 1 (02/07/2018 6:43PM)
Reviewed file recorded mortgage verified.

(Clear) Flood Cert Missing-

The flood cert is missing from the file.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500020110	XXXX	XXXX	XXXX	(Clear) Missing Note-

The Note was missing from the file. File contains note with property address of XXXX and note date of XXXX However Lusy reflects property address as XXXX .

Response 1 (03/13/2018 1:41PM)
The Note was provided.

(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

(Open) HUD-1 Final-

It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

(Clear) Missing Mortgage-

The Mortgage was missing from the file.

Response 1 (03/13/2018 1:41PM)
The Mortgage was provided.

(Open) Flood Cert Missing-

Flood cert missing for the property XXXX

(Open) Right to Rescind Missing-

The file contains no evidence of the Right to Cancel Notice for the property XXXX

Response 1 (03/13/2018 1:44PM)
The Right of Rescission documents provided does not reflect the property address for this transaction.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500020177	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500020300	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500020557	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Clear) Missing Mortgage- The Mortgage was missing from the file. Response 1 (02/09/2018 10:40AM) Mortgage provided addresses the missing mortgage finding.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500020730	XXXX	XXXX	XXXX	(Open) Missing HUD- There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500020953	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100- This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1)) The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500021415	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing-

The file contains no evidence that the ARM Disclosure was provided to the borrower.

(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

(Open) Missing HUD-

There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.

(Open) Mortgage Recording-

There is no mortgage provided.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500021787	XXXX	XXXX	XXXX	(Open) Missing HUD- There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy. (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500021928	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Missing HUD- There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500021944	XXXX	XXXX	XXXX	(Open) Missing HUD- There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500022512	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500022538	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Missing HUD- There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy. (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500022595	XXXX	XXXX	XXXX	(Open) Appraisal Notice Late-

The1003 was missing. Unable to determine if The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was disclosed within 3 days of the application date

(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

(Open) Missing HUD-

There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.

(Open) Initial TIL-

The initial Truth and Lending Disclosure is missing from the file.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500022702	XXXX	XXXX	XXXX	(Open) Missing Mortgage-

The Mortgage was missing from the file.

(Open) Final TIL Terms-

The final TIL does not reflect the loan terms properly.

(Open) Missing HUD-

There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.

(Open) Right to Rescind Missing-

The file contains no evidence of the Right to Cancel Notice.

Response 1 (04/16/2018 12:25PM)
This is a new audit finding based on newly received documents. See Finding #4 of 4.

							4	N/A	4	N/A	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D
0500023080	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500023312	XXXX	XXXX	XXXX	(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

(Clear) Missing HUD-

There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.

Response 1 (03/14/2018 10:09AM)
The final HUD 1 was provided.

(Clear) Missing Note-

The Note was missing from the file.

Response 1 (03/14/2018 10:09AM)
The Note was provided.

(Open) Flood Cert Missing-

The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file

(Open) Mortgage Recording-

There is no evidence that the Mortgage was recorded.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

Federal TILA This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is $31,429.21. The disclosed finance charge of $31,199.95 is not considered accurate because it is understated by more than $100.

Response 1 (03/14/2018 10:45AM)
This is a new audit finding based on the newly received documents. See finding #6 of 6. The compliance tool was completed.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500023379	XXXX	XXXX	XXXX	(Clear) Missing Mortgage- The Mortgage was missing from the file. Response 1 (03/07/2018 3:54PM) The recorded Mortgage was provided. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500023791	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is dated XXXX Closing date is XXXX			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500024120	XXXX	XXXX	XXXX	(Open) Missing Mortgage-

The Mortgage was missing from the file.

(Open) Final TIL Terms-

The final TIL does not reflect the loan terms properly.

(Open) Missing HUD-

There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.

(Open) Right to Rescind Missing-

The file contains no evidence of the Right to Cancel Notice.

(Open) Flood Cert Missing-

The Flood Cer was missing from the Loan file.

							4	N/A	4	N/A	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D
0500024302	XXXX	XXXX	XXXX	(Open) Right to Rescind Inaccurate- Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500024526	XXXX	XXXX	XXXX	(Clear) Rescission Test-

The loan failed the Rescission test. The funding date is before the third business day following consummation.

Response 1 (02/08/2018 11:15AM)
The loan reviewed contains a note date more than 36 months old and the statute of limitations have run out.

(Open) Missing Mortgage-

The Mortgage was missing from the file.

Response 1 (02/08/2018 11:16AM)
Nothing was attached to support rebuttal

(Open) HUD-1 Final-

It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

Response 1 (02/08/2018 11:18AM)
Nothing was attached to support rebuttal

							4	N/A	4	N/A	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D
0500024534	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500024831	XXXX	XXXX	XXXX	(Open) Right to Rescind Inaccurate- Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500025101	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500025218	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500025325	XXXX	XXXX	XXXX	(Open) Final TIL- The GFE is missing from the file. A review for compliance could not be performed. Unable to determine if within 3 day. (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. (Open) Final TIL- The 1008 is missing from the file. A review for compliance could not be performed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500025358	XXXX	XXXX	XXXX	(Open) Missing HUD- There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy. (Open) Flood Cert Missing- "The flood cert was missing from the loan file (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500025432	XXXX	XXXX	XXXX	(Open) Final TIL Incomplete- The Final TIL was incomplete.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500025499	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100- This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500025747	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500025812	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500026018	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is XXXX below the actual finance charge XXXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

Response 1 (03/10/2018 8:14AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

Response 1 (03/10/2018 8:03AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500026158	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500026265	XXXX	XXXX	XXXX	(Open) Missing HUD- There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy. *** HUD IS NOT LEGIBLE, UNABLE TO RUN CE ****			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500026786	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500027065	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500027180	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500027305	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500027370	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500027487	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100- This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500027883	XXXX	XXXX	XXXX	(Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500027958	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100. FAIL

(Open) Final TIL APR Amt Financed-

This loan failed the TILA APR test. (12 CFR §1026.22(a)(2), (4), transferred from 12 CFR §226.22(a)(2), (4)) The annual percentage rate (APR) is XXXX The disclosed APR of XXXX is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. FAIL

Response 1 (03/07/2018 11:13AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC1640(e).

(Open) Mortgage Recording-

There is no evidence that the Mortgage was recorded.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500028147	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement in the file. (Open) Flood Cert Missing- There is no evidence of a flood certification in the loan file			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500028311	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500028378	XXXX	XXXX	XXXX	(Open) Missing Mortgage-

The Mortgage was missing from the file.

(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

(Open) Flood Cert Missing-

The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file

(Open) Missing HUD-

There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.

(Open) Right to Rescind Missing-

The file contains no evidence of the Right to Cancel Notice.

							4	N/A	4	N/A	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D
0500028436	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500028485	XXXX	XXXX	XXXX	(Clear) Final TIL- The final TIL is missing from the file. Response 1 (02/08/2018 3:27PM) Final TIL provided addressed the missing document finding. (Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100- This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500028576	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500028931	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500028949	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500028964	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500029087	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500029178	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500029285	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500029319	XXXX	XXXX	XXXX	(Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500029400	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500029426	XXXX	XXXX	XXXX	(Clear) Final TIL Incomplete- The Final TIL was incomplete. Response 1 (03/14/2018 9:06AM) Final TIL was provided.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500029442	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500029798	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than $35.

(Open) Right to Rescind Inaccurate-

Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties.

(Open) Flood Cert Missing-

The flood cert was missing from the loan file.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500030010	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Appraisal Notice Missing- The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500030283	XXXX	XXXX	XXXX	(Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500031380	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500031463	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500031497	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500031737	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500031760	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500032552	XXXX	XXXX	XXXX	(Open) Flood Cert Missing-

The Flood Cert is missing from the file

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1)) The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than $35.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500032701	XXXX	XXXX	XXXX	(Open) Missing Note-

The Note was missing from the file.

(Open) Missing HUD-

There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.

(Open) Missing Mortgage-

The Mortgage was missing from the file.

Response 1 (03/14/2018 9:33AM)
The Mortgage was not provided.

(Open) Flood Cert Missing-

The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file

(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

							4	N/A	4	N/A	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D
0500032974	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500033055	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500033113	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500033162	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500033170	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500033212	XXXX	XXXX	XXXX	(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is XXXX below the actual finance charge XXXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

Response 1 (03/14/2018 1:00PM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

Response 1 (03/14/2018 1:01PM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500033311	XXXX	XXXX	XXXX	(Open) Right of Rescission Disclosure Variance Failure (TIL) (Last Disclosure Sent/Received Dates)-

Federal TILA This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100. FAIL This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than $35. FAIL This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. FAIL

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500033329	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500033428	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500033675	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500033709	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500033758	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500033857	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500033915	XXXX	XXXX	XXXX	(Open) Right to Rescind Missing-

The file contains no evidence of the Right to Cancel Notice. This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. FAIL

(Open) Rescission Test-

The loan failed the Rescission test.

(Clear) Mortgage Recording-

There is no evidence that the Mortgage was recorded.

Response 1 (03/13/2018 4:40PM)
The recorded mortgage provided.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500033980	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500034012	XXXX	XXXX	XXXX	(Open) Missing HUD-

There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.

Response 1 (04/05/2018 12:21PM)
This is a new audit finding. See Finding #1 of 3.

(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

Response 1 (04/05/2018 12:22PM)
This is a new audit finding. See Finding #2 of 3.

(Open) Flood Cert Missing-

The Flood Cert is missing from the Loan file.

Response 1 (04/05/2018 12:23PM)
This is a new audit finding. See Finding #3 of 3.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500034566	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500034624	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500034822	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500034855	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500034871	XXXX	XXXX	XXXX	(Open) Final TIL Incomplete- The Final TIL was incomplete. (Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100- The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1). Response 1 (03/14/2018 1:11PM) The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500034889	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500035241	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. (Open) Flood Cert Missing- The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500035563	XXXX	XXXX	XXXX	(Open) Rescission Test- The loan failed the Rescission test.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500035738	XXXX	XXXX	XXXX	(Clear) Appraisal Notice Missing-

The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

Response 1 (03/01/2018 7:33AM)
The Appraisal Notice was provided.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is XXXX below the actual finance charge XXXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

Response 1 (03/10/2018 8:16AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

Response 1 (03/10/2018 8:17AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Closed-End APR Disclosure Tolerance-

The disclosed APR XXXX is lower than the actual APR XXXX The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than .125% on a regular mortgage transaction. (12 CFR Sections 1026.17(f), 1026.19(a)(2), & 1026.22(a)(2)).

Response 1 (03/10/2018 8:18AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Closed-End Finance Charge Rescission Tolerance-

The disclosed finance charge XXXX is less than the actual finance charge XXXX by XXXX For rescission purposes, the Truth in Lending Act considers the finance charge inaccurate if it is understated by more than half of 1% of the note amount XXXX or $100, whichever is greater. (12 CFR Sec. 1026.23(g); OSC 17(c)(2)(ii)-1).

Response 1 (03/10/2018 8:19AM)
The loan review contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1635(f).

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500036140	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500036538	XXXX	XXXX	XXXX	(Open) Inaccurate Note- The note was not completed accurately. Missing Signature			3	N/A	3	N/A	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C
0500036579	XXXX	XXXX	XXXX	(Open) TILA APR/Finance Charge Testing- The APR or Amount Financed shown on the final TIL are outside of allowable tolerances. Federal TILA This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than $35. Response 1 (03/14/2018 12:34PM) The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500036595	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500036751	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500036777	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500036918	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500037114	XXXX	XXXX	XXXX	(Clear) Inaccurate Note-

The note was not completed accurately. Signature page missing

Response 1 (03/14/2018 3:02PM)
The signed Note was provided.

(Open) Missing HUD-

There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.

(Open) Missing Mortgage-

The Mortgage was missing from the file.

Response 1 (03/14/2018 3:03PM)
The recorded Mortgage was not provided.

(Open) Final TIL Incomplete-

The Final TIL was incomplete. TIL not signed or marked final

							4	N/A	4	N/A	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D
0500037130	XXXX	XXXX	XXXX	(Open) Missing Note-

The Note was missing from the file.

Response 1 (03/13/2018 3:29PM)
The Note was not provided.

(Clear) Missing Mortgage-

The Mortgage was missing from the file.

Response 1 (03/13/2018 3:30PM)
The recorded Mortgage was provided.

(Open) Final TIL Incomplete-

The Final TIL was incomplete. Final TIL is Missing.

(Open) Right to Rescind Missing-

The file contains no evidence of the Right to Cancel Notice.

(Open) Missing HUD-

There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.

(Open) Flood Cert Missing-

The flood cert is missing from the loan file.

							4	N/A	4	N/A	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D
0500037254	XXXX	XXXX	XXXX	(Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Flood Cert Missing- The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500037437	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than $35.

Response 1 (03/14/2018 9:17AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Final TIL APR Amt Financed-

The APR or Amount Financed shown on the final TIL are outside of allowable tolerances. The disclosed APR of XXXX is not considered accurate because it is more than1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

Response 1 (03/14/2018 9:18AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Mortgage Recording-

There is no evidence that the Mortgage was recorded.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500037544	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500037940	XXXX	XXXX	XXXX	(Clear) Missing Note-

The Note was missing from the file.

Response 1 (03/14/2018 9:24AM)
The Note was provided

(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

(Clear) Missing HUD-

There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.

Response 1 (03/14/2018 9:24AM)
The HUD was provided.

(Open) Flood Cert Missing-

The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500038013	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Flood Cert Missing- The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500038245	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations-			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500038344	XXXX	XXXX	XXXX	(Open) Rescission Test-

The loan failed the Rescission test. Closed-end (12 CFR §1026.23(a)(3),transferred from 12 CFR §226.23(a)(3)),Open-end (12 CFR §1026.15(a)(3),transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than $35.

(Open) Right to Rescind Inaccurate-

Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500038401	XXXX	XXXX	XXXX	(Open) TILA APR/Finance Charge Testing-

The Amount Financed shown on the final TIL are outside of allowable tolerances. This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.

Response 1 (03/13/2018 10:14AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) TILA APR/Finance Charge Testing-

The APR shown on the final TIL are outside of allowable tolerances. This loan failed the TILA APR test. (12 CFR §1026.22(a)(2), (4), transferred from 12 CFR §226.22(a)(2), (4)) The annual percentage rate (APR) is XXXX The disclosed APR of XXXX is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

Response 1 (03/13/2018 10:16AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500038435	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500038492	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than $35.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500038872	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500039268	XXXX	XXXX	XXXX	(Open) Flood Cert Missing- The Flood Cert from 05/1999 was missing from the loan file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500039508	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. Response 1 (04/13/2018 11:53AM) This is a new audit finding based on newly received documents. See Finding #1 of 1.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500039698	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500039706	XXXX	XXXX	XXXX	(Open) Flood Cert Missing- The flood cert is missing from the loan file. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500039995	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500040001	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500040167	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Flood Cert Missing- The flood cert is missing from the loan file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500040225	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500040563	XXXX	XXXX	XXXX	(Open) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Response 1 (03/26/2018 2:27PM)
No additional documentation was provided. Review of the application in the loan file, the subject is a refinance of a primary residence. Per the final signed HUD, the loan was closed and funded on the same day, XXXX as shown by the date interest was first collected. Three days rescission was not given.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than $35.

(Open) Mortgage Recording-

There is no evidence that the Mortgage was recorded.

(Clear) Inaccurate Mortgage-

The mortgage was not completed accurately. Mortgage was not executed by the borrower.

Response 1 (03/26/2018 2:24PM)
Executed mortgage provided.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500040605	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500041207	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than $35.

(Open) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500041256	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100- This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500041298	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500041371	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500041538	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500041611	XXXX	XXXX	XXXX	(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

(Open) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.

(Open) Mortgage Recording-

There is no evidence that the Mortgage was recorded.

(Open) Right to Rescind Inaccurate-

Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500041843	XXXX	XXXX	XXXX	(Clear) Flood Cert Missing- The Flood Cert is missing from the Loan file. Response 1 (04/11/2018 11:03AM) This is a new audit finding. See Finding #1 of 2. (Open) Missing Mortgage- The Mortgage was missing from the file. Response 1 (04/11/2018 11:03AM) This is a new audit finding. See Finding #2 of 2.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500042460	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500042759	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500043005	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500043013	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500043195	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500043211	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500043534	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500044169	XXXX	XXXX	XXXX	(Open) Appraisal Notice Late- The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500044961	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500044995	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500045315	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500045885	XXXX	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Missing HUD-1 Addendum showing Fee Amount of $890.00.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500046008	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500046131	XXXX	XXXX	XXXX	(Open) Rescission Test- This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500046875	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500047451	XXXX	XXXX	XXXX	(Clear) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

Response 1 (03/01/2018 8:39AM)
The TIL was provided.

(Clear) HUD Final- missing-

There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.

Response 1 (03/01/2018 8:40AM)
The HUD was provided.

(Open) Flood Cert Missing-

The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file

(Open) Missing Note-

The Note was missing from the file.

Response 1 (03/01/2018 8:40AM)
The additional documents provided contained a Note for a previous transaction dated XXXX The Note date for the subject loan is XXXX

							4	N/A	4	N/A	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D
0500048525	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded nor executed by the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500048541	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. (Open) Role Validation- No License Role record for FL with License Type of FL_MB was found. (Clear) Enterprise- The System could not complete its State Rules Review because of an issue with the Licensing Reviewer (LIC). Response 1 (03/13/2018 9:57AM) The loan did not fail any state rules.			3	N/A	3	N/A	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C
0500048723	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500048764	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100- The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1). Response 1 (03/23/2018 12:48PM) The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500048988	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100- This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500049036	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500049127	XXXX	XXXX	XXXX	(Open) Right to Rescind Misc- There are additional findings regarding the Recession Notice - document not signed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500049366	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. (Clear) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. Response 1 (03/26/2018 3:20PM) Newly provided Lock in sheet shows subject property is a XXXX, therefore not subject to rescission requirements.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500050216	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500050620	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations - Minimal findings -			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500050844	XXXX	XXXX	XXXX	(Clear) Missing Note- The Note was missing from the file. Response 1 (03/01/2018 8:21AM) The Note was provided. (Clear) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (03/01/2018 8:22AM) The HUD was provided. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Clear) Flood Cert Missing- The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file Response 1 (03/01/2018 8:23AM) The Flood Certificate was provided.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500050992	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500051032	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500051321	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500052113	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500053020	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500053467	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500054218	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500054242	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500054259	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500054465	XXXX	XXXX	XXXX	(Open) Flood Cert Missing- Flood Cert is missing for the year XXXX			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500054853	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500054879	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500054929	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500055421	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500056387	XXXX	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. TIL Date XXXX Response 1 (02/07/2018 5:33PM) Loan closed on XXXX TIL provided by Client is dated XXXX shows estimated figures and does not show a signature as it is cut off at the bottom. Final TIL should not contain estimated figures. Upheld			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500057088	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500057104	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500057708	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500058292	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500058854	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500058904	XXXX	XXXX	XXXX	(Open) HUD Final- missing- There is no evidence of a HUD-1 Settlement Statement in the loan file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500059977	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500060041	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late-			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500060330	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500060777	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500061288	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500061734	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500062112	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500062237	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500062336	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/23/2018 7:51AM) The Arm Disclosure was not provided. The arm disclosure attached was for another borrower dated XXXX			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500062708	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500063342	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500063391	XXXX	XXXX	XXXX	(Clear) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/22/2018 7:10PM) The arm disclosure was provided.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500063839	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/22/2018 7:07PM) The arm disclosure was provided; however, was dated the same day as closing; therefore, was not provided within 3 days of the application.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500064050	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing-

The file contains no evidence that the ARM Disclosure was provided to the borrower.

Response 1 (03/23/2018 11:17AM)
The ARM disclosure was provided; however, was dated the same day as closing; therefore was not provided to the borrower within 3 days of the application.

(Open) HUD-1 Final-

HUD-1 missing from the loan file.

(Clear) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

Response 1 (03/23/2018 11:24AM)
The Final TIL was provided.

(Open) Right to Rescind Missing-

The file contains no evidence of the Right to Cancel Notice.

Response 1 (03/23/2018 11:30AM)
The Right to Cancel was not provided.

(Open) Flood Cert Missing-

Flood Cert for closing date XXXX missing from the loan file.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500064282	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100- The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500065032	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500065149	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500065321	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. (Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35- Disclosed Finance Charge Must Be >= Actual Finance Charge - XXXX Response 1 (03/12/2018 4:56PM) The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500065651	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500065842	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is XXXX below the actual finance charge XXXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

(Open) Closed-End APR Disclosure Tolerance-

The disclosed APR XXXX is lower than the actual APR XXXX The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than .125% on a regular mortgage transaction. (12 CFR Sections 1026.17(f), 1026.19(a)(2), & 1026.22(a)(2)).

(Open) Closed-End Finance Charge Rescission Tolerance-

The disclosed finance charge XXXX is less than the actual finance charge XXXX by XXXX For rescission purposes, the Truth in Lending Act considers the finance charge inaccurate if it is understated by more than half of 1% of the note amount XXXX or $100, whichever is greater. (12 CFR Sec. 1026.23(g); OSC 17(c)(2)(ii)-1).

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500065891	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/22/2018 6:55PM) The arm disclosure was provided; however, was dated the same day as closing; therefore, was not provided within 3 days of the application.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500065974	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500066014	XXXX	XXXX	XXXX	(Clear) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/22/2018 6:48PM) The arm disclosure was provided.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500066121	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500066147	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is ($153.77) below the actual finance charge XXXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500066303	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- (Clear) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. Response 1 (03/23/2018 11:12AM) The Lock-In Sheet provided confirmed the subject was a second home; therefore, a rescission period was not required.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500066493	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500066717	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is XXXX below the actual finance charge XXXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

(Open) Closed-End APR Disclosure Tolerance-

The disclosed APR (4.223) is lower than the actual APR (5.0556). The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than .125% on a regular mortgage transaction. (12 CFR Sections 1026.17(f), 1026.19(a)(2), & 1026.22(a)(2)).

(Open) Closed-End Finance Charge Rescission Tolerance-

The disclosed finance charge XXXX is less than the actual finance charge XXXX by XXXX For rescission purposes, the Truth in Lending Act considers the finance charge inaccurate if it is understated by more than half of 1% of the note amount XXXX or $100, whichever is greater. (12 CFR Sec. 1026.23(g); OSC 17(c)(2)(ii)-1).

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500066774	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late-			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500067285	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500067632	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500068937	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500069000	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500069059	XXXX	XXXX	XXXX	(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is XXXX below the actual finance charge XXXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

Response 1 (03/23/2018 3:07PM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is ($208.79) below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

Response 1 (03/23/2018 3:08PM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

							1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500069257	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500069489	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500069554	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is XXXX below the actual finance charge XXXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

(Open) Closed-End Finance Charge Rescission Tolerance-

The disclosed finance charge XXXX is less than the actual finance charge XXXX by XXXX For rescission purposes, the Truth in Lending Act considers the finance charge inaccurate if it is understated by more than half of 1% of the note amount XXXX or $100, whichever is greater. (12 CFR Sec. 1026.23(g); OSC 17(c)(2)(ii)-1).

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500069752	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500069968	XXXX	XXXX	XXXX	(Clear) Right to Rescind Missing-

The file contains no evidence of the Right to Cancel Notice.

Response 1 (03/22/2018 6:13PM)
The right to rescind was provided.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is XXXX below the actual finance charge ($660,336.95). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500070032	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500070354	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500070461	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500070784	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500071519	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/23/2018 2:38PM) The ARM disclosure was provided; however, it was dated the same day as closing therefore, was not provided to the borrower within 3 days of the application as required.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500071527	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower within 3 days of Application.. Response 1 (03/23/2018 12:07PM) The ARM Disclosure wS provided; however, was dated the same day as closing therefore, was not provided within 3 days of the application.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500071543	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500071659	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is XXXX below the actual finance charge XXXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

Response 1 (03/10/2018 8:34AM)
DD Response. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC1640(e).

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is ($130,880.40) below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

Response 1 (03/10/2018 8:35AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC1640(e).

(Open) Closed-End APR Disclosure Tolerance-

The disclosed APR (5.5) is lower than the actual APR (6.115). The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than .125% on a regular mortgage transaction. (12 CFR Sections 1026.17(f), 1026.19(a)(2), & 1026.22(a)(2)).

Response 1 (03/10/2018 8:36AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC1640(e).

(Open) Closed-End Finance Charge Rescission Tolerance-

The disclosed finance charge XXXX is less than the actual finance charge XXXX by XXXX For rescission purposes, the Truth in Lending Act considers the finance charge inaccurate if it is understated by more than half of 1% of the note amount XXXX or $100, whichever is greater. (12 CFR Sec. 1026.23(g); OSC 17(c)(2)(ii)-1).

Response 1 (03/10/2018 8:40AM)
The loan review contains a note dated more than36 months old, outside the applicable statute of limitations per 15 USC1635(f).

(Clear) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

Response 1 (03/01/2018 7:00AM)
The final TIL was provided.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500071840	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500071915	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500072582	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500073010	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500073309	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500073374	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500074026	XXXX	XXXX	XXXX	(Open) Closed-End APR Disclosure Tolerance- The disclosed APR (6.754) is lower than the actual APR (7.0495). The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than .125% on a regular mortgage transaction. (12 CFR Sections 1026.17(f), 1026.19(a)(2), & 1026.22(a)(2)). Response 1 (03/10/2018 8:46AM) The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500074174	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500074471	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500074539	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500074760	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500074950	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500075676	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500075874	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500076849	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500076906	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500077045	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500077433	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500077813	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500085410	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500086202	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500086749	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500086905	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500087093	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500087531	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500087804	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500087887	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500088208	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100- This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500088331	XXXX	XXXX	XXXX	(Open) Rescission Test- This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500088463	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500088620	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500088869	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500089040	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100- This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500089081	XXXX	XXXX	XXXX	(Corrected) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Response 1 (04/09/2018 11:42AM)
Further review of the loan file confirmed that the funding date is XXXX is after the rescission period.

(Corrected) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

Response 1 (04/09/2018 11:43AM)
Further review of the loan file confirmed that the ARM disclosure finding was not required. The subject is not an adjustable rate mortgage.

(Clear) Flood Cert Missing-

The Flood Cert is missing from the Loan file.

Response 1 (04/09/2018 11:48AM)
This is a new audit finding. See Finding #1 of 2.

(Clear) Mortgage Recording-

There is no evidence that the Mortgage was recorded.

Response 1 (04/09/2018 11:49AM)
This is a new audit finding. See Finding #2 of 2.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500089313	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. (Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100- The disclosed finance charge XXXX is XXXX below the actual finance XXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500089362	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500090253	XXXX	XXXX	XXXX	(Open) Missing Note-

The Note was missing from the file.

(Open) Missing Mortgage-

The Mortgage was missing from the file.

(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

(Open) Missing HUD-

There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.

(Open) Right to Rescind Misc-

There are additional findings regarding the Recession Notice.

(Open) Flood Cert Missing-

The flood cert is missing from the loan file.

							4	N/A	4	N/A	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D
0500090444	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500091483	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

(Clear) HUD Final- missing-

There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file was not executed.

Response 1 (03/23/2018 9:13AM)
The final HUD was provided.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

Response 1 (03/23/2018 9:14AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Closed-End APR Disclosure Tolerance-

The disclosed APR (6.426) is lower than the actual APR (6.6352). The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than .125% on a regular mortgage transaction. (12 CFR Sections 1026.17(f), 1026.19(a)(2), & 1026.22(a)(2)).

Response 1 (03/23/2018 9:15AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500092648	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

Response 1 (03/10/2018 8:49AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Appraisal Notice Missing-

The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500092929	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35- This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is XXXX The disclosed finance charge of XXX is not considered accurate for purposes of rescission because it is understated by more than $35.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500094727	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500094875	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. (Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100- The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500095294	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.

(Open) Final TIL APR Amt Financed-

This loan failed the TILA APR test. (12 CFR §1026.22(a)(2), (4), transferred from 12 CFR §226.22(a)(2), (4)) The annual percentage rate (APR) is XXXX The disclosed APR of XXXX is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

Response 1 (03/13/2018 6:34PM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500095328	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500095351	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. Response 1 (04/10/2018 9:59AM) This is a new audit finding based on newly received documents. See Finding #1 of 1.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500095559	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500095641	XXXX	XXXX	XXXX	(Clear) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Response 1 (03/14/2018 12:02PM)
THE hud-1 provided confirmed the funding date was xxxx which is after the rescission period.

							1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500096250	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500096466	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500096482	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500096490	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500096508	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500096516	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500097100	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500097332	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than $35.

(Clear) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Response 1 (03/06/2018 1:35PM)
Further review of the loan file confirmed that the funding date is XXXX which is after the rescission period.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500097456	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500097985	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500098017	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500098066	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500098116	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500099213	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500099668	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500100037	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

Response 1 (03/16/2018 8:34AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500100219	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500100318	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500100920	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500100953	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500101548	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500102538	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than $35.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500102967	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500103361	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500103411	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500103437	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is xxxx below the actual finance charge xxxx For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

Response 1 (03/10/2018 8:51AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is ($600.40) below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

Response 1 (03/10/2018 8:52AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500103486	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/23/2018 11:16AM) The ARM disclosure was provided; however, was dated the same day as closing therefore was not provided within 3 days of the application. (Clear) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. Response 1 (03/23/2018 11:17AM) The right to rescind was provided.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500104229	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500104310	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500104716	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500104898	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500105242	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500105267	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500105986	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500106307	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500106356	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500106992	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500107511	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500108089	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500108162	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500108279	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500108519	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500108816	XXXX	XXXX	XXXX	(Open) HUD-1 Final- Missing the HUD.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500109137	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500109186	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500109509	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500109798	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500110374	XXXX	XXXX	XXXX	(Open) Initial GFE Missing- The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) Closed-End APR Disclosure Tolerance- The disclosed APR XXXX is lower than the actual APR XXXX The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than .125% on a regular mortgage transaction. (12 CFR Sections 1026.17(f), 1026.19(a)(2), & 1026.22(a)(2)).			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500110481	XXXX	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1 , not signed or stamped by escrow.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500112008	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500112131	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500112156	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500112255	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500112271	XXXX	XXXX	XXXX	(Open) Right to Rescind Misc- There are additional findings regarding the Recession Notice, no sign date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500112784	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. (Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The settlement statement is marked estimated.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500113386	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500113733	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500114053	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500114251	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is XXXX below the actual finance charge XXXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

Response 1 (03/23/2018 11:18AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

Response 1 (03/23/2018 11:19AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Arm Disclosure- missing-

The file contains no evidence that the ARM Disclosure was provided to the borrower.

Response 1 (03/23/2018 11:20AM)
The ARM disclosure was provided; however, was dated the same day as closing; therefore, was not dated within 3 days of application.

(Open) Introductory Rate-

The interest rate used at consummation is determined to be a discounted introductory rate based on information provided in the loan file. Per Reg Z 1026.18(s)(iii), the Introductory Rate Notice required was not disclosed on the final TIL.

Response 1 (03/23/2018 11:19AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500114509	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500114749	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500116256	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500116348	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500116710	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500116793	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500117205	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500117585	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500117940	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. No date found on the document to verify.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500119144	XXXX	XXXX	XXXX	(Clear) Inaccurate Mortgage- The mortgage was not completed accurately because it is not notarized. Response 1 (03/24/2018 2:09PM) Notarized Note and loan security agreement for Co-Op provided. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500122478	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500123138	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500124037	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500124060	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500124284	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500124680	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500125695	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500126073	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500126289	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500126438	XXXX	XXXX	XXXX	(Clear) Rescission Test- This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. Response 1 (04/14/2018 10:40AM) Further review of the loan file confirmed that the funding date is XXXX which is after the rescission period. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500126818	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500126834	XXXX	XXXX	XXXX	(Clear) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/01/2018 8:35AM) The Note provided was for a fixed rate.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500127030	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. The ARM Disclosure is not dated.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500127238	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500127485	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500127568	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500127931	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500128269	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500128699	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500128988	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500131511	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500132394	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500133152	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Clear) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/01/2018 12:27PM) ARM Disclosure was provided (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500135397	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500135405	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500135827	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500137161	XXXX	XXXX	XXXX	(Clear) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. .

Response 1 (03/06/2018 11:45AM)
Further review of the loan file confirmed that the funding date is XXXX which is after the rescission period.

							1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500139118	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500139142	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500140660	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500141981	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500142195	XXXX	XXXX	XXXX	(Open) Effective Date-

License Type XXXX did not start until after the Consummation Date XXXX

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is XXXX below the actual finance charge XXXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

(Open) Fee Not Allowed-

The XXXX Mortgage Loans, Fees, Obligations Provisions (XXXXX.A.C. 3:1-16.2) does not allow Document Preparation Fee (Fee ID: 126) to be charged to the Borrower in XXXX.

							3	N/A	3	N/A	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C
0500142237	XXXX	XXXX	XXXX	(Open) Mortgage Recording-

There is no evidence that the Mortgage was recorded.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is XXXX below the actual finance charge XXXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500142401	XXXX	XXXX	XXXX	(Open) Right of Rescission (Loan Disbursement)(TIL) (Last Disclosure Sent/Received Dates)- The loan disbursement date (XXXX) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (XXXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z) Response 1 (03/22/2018 5:20PM) The loan review contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1635(f).			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500143300	XXXX	XXXX	XXXX	(Open) Rescission Test- This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500143441	XXXX	XXXX	XXXX	(Open) Rescission Test- The loan failed the Rescission test. This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500144100	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Flood Cert Missing- The flood cert is missing from the loan file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500149273	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500152087	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500152368	XXXX	XXXX	XXXX	(Open) HUD-1 Final- HUD-1 missing from the file. (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500153069	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500153986	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

This loan failed the TILA APR test. (12 CFR §1026.22(a)(2), (4), transferred from 12 CFR §226.22(a)(2), (4)) The annual percentage rate (APR) is XXXX The disclosed APR of XXXX is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

(Open) Missing Mortgage-

The Mortgage was missing from the file.

(Open) Flood Cert Missing-

The flood cert was missing from the file

							4	N/A	4	N/A	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D
0500154356	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. Response 1 (04/16/2018 3:18PM) This is a new audit finding based on newly received documents. See Finding #1 of 1.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500154364	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500154984	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100- This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500155353	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations-			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500155510	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100- This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500156245	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500156401	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500156435	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500157227	XXXX	XXXX	XXXX	(Open) Rescission Test- This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500157706	XXXX	XXXX	XXXX	(Open) Rescission Test- This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. (Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500158142	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Flood Cert Missing- The flood cert is missing from the loan file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500158589	XXXX	XXXX	XXXX	(Open) Flood Cert Missing- flood cert was missing in the loan file (Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500160130	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500161823	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500162607	XXXX	XXXX	XXXX	(Open) Right to Rescind Inaccurate-

Right to Cancel Notice provided in the loan file was inaccurate. Form was signed on XXXX Form should have been signed on XXXX

(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is XXXX below the actual finance charge XXXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

Response 1 (03/01/2018 12:30PM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC1640(e).

(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

Response 1 (03/01/2018 12:30PM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC1640(e).

(Clear) Closed-End Finance Charge Rescission Tolerance-

The disclosed finance charge XXXX is less than the actual finance charge XXXX by XXXX For rescission purposes, the Truth in Lending Act considers the finance charge inaccurate if it is understated by more than half of 1% of the note amount ($450.00) or $100, whichever is greater. (12 CFR Sec. 1026.23(g); OSC 17(c)(2)(ii)-1).

Response 1 (03/01/2018 12:31PM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC1640(e).

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500162722	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500163472	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500163878	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. Response 1 (04/14/2018 2:31PM) This is a new audit finding based on newly received documents. See Finding #1 of 1.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500165683	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500166426	XXXX	XXXX	XXXX	(Open) Rescission Test- The loan failed the Rescission test. This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. (Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. Response 1 (04/11/2018 12:49PM) This is a new audit finding based on newly received documents. See Finding #2 of 2.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500170303	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500170899	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500172242	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500172739	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500172903	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500172929	XXXX	XXXX	XXXX	(Open) Missing Note- The Note was missing from the file.			4	N/A	4	N/A	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D
0500172960	XXXX	XXXX	XXXX	(Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500172986	XXXX	XXXX	XXXX	(Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. (Open) Flood Cert Missing- The flood cert is missing from the loan file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500173927	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500177324	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500177423	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500178603	XXXX	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500179643	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500179734	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. (Open) Final TIL Terms- The final TIL does not reflect the loan terms properly.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500179981	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500180732	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500180757	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500180922	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500181086	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500181201	XXXX	XXXX	XXXX	(Open) Inaccurate Mortgage- The mortgage was missing pages and not executed by the borrower's.			3	N/A	3	N/A	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C
0500181532	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500181607	XXXX	XXXX	XXXX	(Clear) Right to Rescind Inaccurate- Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. Response 1 (03/23/2018 8:39AM) The Right to Rescind was provided.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500181805	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500182266	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500182373	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500182696	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) Missing HUD- There is no evidence of a HUD-1 Settlement Statement provided in the loan file. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500182779	XXXX	XXXX	XXXX	(Open) Missing HUD-

There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.

(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

(Open) Flood Cert Missing-

Flood Cert Missing

(Open) Right to Rescind Missing-

The file contains no evidence of the Right to Cancel Notice.

(Open) Mortgage Recording-

There is no evidence that the Mortgage was recorded.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500185055	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. (Open) Flood Cert Missing- The flood cert is missing from the loan file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500185114	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500185119	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500185132	XXXX	XXXX	XXXX	(Open) Flood Cert Missing- Flood cert was missing in loan file. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. (Open) Right to Rescind Missing- Right to cancel was missing in loan file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500185183	XXXX	XXXX	XXXX	(Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500185191	XXXX	XXXX	XXXX	(Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500185587	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500185588	XXXX	XXXX	XXXX	(Open) Flood Cert Missing- The flood cert is missing from the loan file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500185628	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0500185722	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. (Open) Flood Cert Missing- The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500185929	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Flood Cert Missing- The flood certificate was missing from the loan file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0500186144	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. (Open) Flood Cert Missing- The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0532001898	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) Flood Cert Missing- The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0533030417	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0533097101	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0533098604	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0534043195	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0534054077	XXXX	XXXX	XXXX	(Open) Misc Compliance Findings-

GSE (Based on XXXX Lender Announcements and Lender Letters) This loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees." FAIL GSE (Based on XXXX Guide Bulletins and Industry Letters) This loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees."

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0534071642	XXXX	XXXX	XXXX	(Clear) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/14/2018 9:39AM) The Initial ARM Disclosure has been provided.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0534080247	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Missing HUD- There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy. (Clear) Missing Note- The Note unable to read Response 1 (03/07/2018 8:40AM) The Note was provided.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0534080429	XXXX	XXXX	XXXX	(Open) Appraisal Notice Late- The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0534083035	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0534089396	XXXX	XXXX	XXXX	(Open) Appraisal Notice Missing- The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0534090246	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0534090394	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0534093281	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/23/2018 12:53PM) The ARM Disclosure was provided; however, was date the same day as closing; therefore, was not provided within 3 days of the application.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0534094792	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance review was completed with preliminary TIL.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0534096284	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0534096698	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) Flood Cert Missing- The Flood Cert is missing from the loan file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0535008684	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0535020101	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0535025142	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0535027445	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0535043475	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0535045629	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0535059232	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0535068183	XXXX	XXXX	XXXX	(Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. (Clear) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. Response 1 (03/23/2018 12:51PM) The Final TIL was provided. (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) Flood Cert Missing- The Flood Cert is missing from the loan file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0535070965	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0535077671	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0535088793	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0535104806	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0535105035	XXXX	XXXX	XXXX	(Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0535107023	XXXX	XXXX	XXXX	(Clear) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. Response 1 (03/01/2018 2:39PM) The right to cancel was provided. (Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. (Open) Introductory Rate- The interest rate used at consummation is determined to be a discounted introductory rate based on information provided in the loan file. Per Reg Z 1026.18(s)(iii), the Introductory Rate Notice required was not disclosed on the final TIL.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0535107221	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0535112437	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0535115497	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0535126510	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0535131023	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0535132914	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0536018278	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0536026297	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0536034655	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0536035926	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0536036437	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0536037906	XXXX	XXXX	XXXX	(Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0536039837	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0536048531	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0536050420	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0536053762	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0536055122	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0536061435	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0536077076	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0536077084	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0536085517	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0536087315	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0536089022	XXXX	XXXX	XXXX	(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is XXXX below the actual finance charge XXXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

Response 1 (03/04/2018 9:02AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

Response 1 (03/04/2018 9:03AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Clear) Closed-End Finance Charge Rescission Tolerance-

The disclosed finance charge XXXX is less than the actual finance charge XXXX by XXXX For rescission purposes, the Truth in Lending Act considers the finance charge inaccurate if it is understated by more than half of 1% of the note amount ($3,150.00) or $100, whichever is greater. (12 CFR Sec. 1026.23(g); OSC 17(c)(2)(ii)-1).

Response 1 (03/04/2018 9:04AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1635(f).

							1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0537011454	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0537012403	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0537013054	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0537017550	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0537019648	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0537023939	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0537031379	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0537037897	XXXX	XXXX	XXXX	(Clear) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/14/2018 11:48AM) The ARM Disclosure was provided.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0537045452	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0537049272	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0537070351	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0537070369	XXXX	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The settlement statement is not marked final, stamped or executed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0537077703	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0537093981	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0537097206	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0537099988	XXXX	XXXX	XXXX	(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

Response 1 (03/01/2018 9:43AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC1640(e).

(Clear) Closed-End APR Disclosure Tolerance-

The disclosed APR XXXX is lower than the actual APR XXXX The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than .125% on a regular mortgage transaction. (12 CFR Sections 1026.17(f), 1026.19(a)(2), & 1026.22(a)(2)).

Response 1 (03/01/2018 9:45AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC1640(e).

(Open) Final TIL Terms-

The final TIL does not reflect the loan terms properly.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0538002569	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0538008814	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0538012196	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0538012535	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than $35.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0538016718	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0538018490	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0538022286	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than $35.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0538026675	XXXX	XXXX	XXXX	(Open) Appraisal Notice Missing-

The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

(Open) Arm Disclosure- missing-

The file contains no evidence that the ARM Disclosure was provided to the borrower.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0538028309	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0538033424	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0538050055	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0552013146	XXXX	XXXX	XXXX	(Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Unable to read clearly (Clear) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. Response 1 (03/04/2018 10:23AM) The TIL was provided.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0552016230	XXXX	XXXX	XXXX	(Open) Introductory Rate- The interest rate used at consummation is determined to be a discounted introductory rate based on information provided in the loan file. Per Reg Z 1026.18(s)(iii), the Introductory Rate Notice required was not disclosed on the final TIL. (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0552023004	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0552025017	XXXX	XXXX	XXXX	(Clear) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. Response 1 (03/04/2018 10:32AM) The final TIL was provided. (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0552031684	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) HUD Final- missing- The HUD-1 provided in the loan file is incomplete. (Open) Flood Cert Missing- Unknown if The property is located in a flood zone and there is no evidence of flood insurance coverage in the loan file. nor a flood cert (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0552042269	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) Flood Cert Missing- The flood Cert was not included in the loan file. (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0552042459	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0552056707	XXXX	XXXX	XXXX	(Open) Mortgage Recording-

There is no evidence that the Mortgage was recorded.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is XXXX below the actual finance charge XXXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0552061236	XXXX	XXXX	XXXX	(Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Missing all docs EXCEPT Note and Mortgage.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0552068652	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing-

The file contains no evidence that the ARM Disclosure was provided to the borrower.

(Open) Introductory Rate-

The interest rate used at consummation is determined to be a discounted introductory rate based on information provided in the loan file. Per Reg Z 1026.18(s)(iii), the Introductory Rate Notice required was not disclosed on the final TIL.

Response 1 (03/13/2018 8:13AM)
The fully indexed rate at the time of closing (based on Index Rate of XXXX was XXXX The initial Note rate of XXXX was lower than this which means it was an introductory rate lower than market rates and needed to be disclosed to the borrower on the TIL as such.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0552081044	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0552092116	XXXX	XXXX	XXXX	(Open) Final TIL APR Amt Financed- The APR or Amount Financed shown on the final TIL are outside of allowable tolerances. Apr & payments did not match to the final til. I was unable to find the initial 1003 with a result of not being able to test the 3 days to GFE policy. Response 1 (03/13/2018 9:40AM) The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0552092785	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. Response 1 (03/12/2018 3:49PM) Recorded mortgage was not provided.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0553017468	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0553025693	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/13/2018 8:44AM) Per the fully executed Note, the transaction was an Adjustable Rate program.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0553031030	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0553048455	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Clear) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. Response 1 (03/02/2018 2:59PM) The Right to Cancel was provided.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0553049735	XXXX	XXXX	XXXX	(Open) Missing HUD-

There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.

(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

(Open) Arm Disclosure- missing-

The file contains no evidence that the ARM Disclosure was provided to the borrower.

(Open) Right to Rescind Missing-

The file contains no evidence of the Right to Cancel Notice.

(Open) Flood Cert Missing-

The loan file does not contain a Flood Cert.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0553055583	XXXX	XXXX	XXXX	(Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Could only find pg 1 of closing HUD. Cannot run CE. Response 1 (03/03/2018 4:42PM) The additional HUD provided is not stamped Final or signed by the Borrowers.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0553056003	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0553059767	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0553072117	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0553100256	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Flood Cert Missing- The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0553105453	XXXX	XXXX	XXXX	(Clear) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/13/2018 5:31PM) The ARM disclosure was provided.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0553135310	XXXX	XXXX	XXXX	(Open) Flood Cert Missing- The flood cert is missing from the loan file. (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0553143959	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0553147794	XXXX	XXXX	XXXX	(Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0553156589	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. (Open) Flood Cert Missing- The flood cert is missing from the loan file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0553163965	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. (Clear) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. Response 1 (03/23/2018 2:57PM) Received the fully executed Right to Cancel. (Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0553164005	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. NO TIL IN LOAN FILE AT ALL (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0553166976	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0553167800	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. No HUD-1 was provided in the loan file. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Flood Cert Missing- The Flood Cert is missing from the loan file. (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0553171281	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) Flood Cert Missing- The flood cert is missing from the loan file. (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0553214115	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. NO TIL IN LOAN FILE (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) Flood Cert Missing- The flood cert is missing from the loan file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0553235755	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0553237124	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) Flood Cert Missing- The flood cert is missing from the loan file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0553249715	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0553278706	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0554012187	XXXX	XXXX	XXXX	(Open) Mortgage Recording-

There is no evidence that the Mortgage was recorded.

(Open) Final TIL Incomplete-

The Final TIL was incomplete.

(Open) Initial TIL-

The initial Truth and Lending Disclosure is missing from the file.

(Open) HUD Final- missing-

There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.

(Open) Introductory Rate-

The interest rate used at consummation is determined to be a discounted introductory rate based on information provided in the loan file. Per Reg Z 1026.18(s)(iii), the Introductory Rate Notice required was not disclosed on the final TIL.

(Open) Initial TIL Date-

The Initial Disclosure Date is more than 3 business days from the Application Date. missing

(Open) Initial GFE Missing-

The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. neg am, loan modification

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0554016451	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0554053223	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0554055590	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0554076836	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0554077677	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Clear) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. Response 1 (03/23/2018 11:08AM) The right to rescind was provided.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0554088179	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/13/2018 12:46PM) The ARM Disclosure was provided; however, it was dated more than three days after the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0554120204	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0554128348	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0554196295	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Clear) Missing HUD- There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy. Response 1 (03/13/2018 1:09PM) The HUD 1 was provided. (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0554267203	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0554301903	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0554326777	XXXX	XXXX	XXXX	(Clear) HUD Final- missing-

There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Only Signed by one required party.

Response 1 (03/01/2018 10:17AM)
The Final, signed HUD was provided.

(Clear) Arm Disclosure- missing-

The file contains no evidence that the ARM Disclosure was provided to the borrower.

Response 1 (03/01/2018 10:16AM)
ARM Disclosure was provided

(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. This is an additional finding that was added after documents were provided.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555001817	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555009547	XXXX	XXXX	XXXX	(Clear) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/04/2018 12:04PM) The ARM Disclosure was provided.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0555016575	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0555017029	XXXX	XXXX	XXXX	(Open) Introductory Rate- The interest rate used at consummation is determined to be a discounted introductory rate based on information provided in the loan file. Per Reg Z 1026.18(s)(iii), the Introductory Rate Notice required was not disclosed on the final TIL. Response 1 (03/13/2018 6:51AM) The Introductory Rate Notice required was not disclosed on the final TIL.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555017110	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/23/2018 2:06PM) Received ARM Disclosure Acknowledgment; however, it was dated the same day as closing; therefore, it was not provided within 3 days of the application.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555024603	XXXX	XXXX	XXXX	(Open) Flood Cert Missing- The flood cert is missing from the file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555026095	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555028133	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555036110	XXXX	XXXX	XXXX	(Clear) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. HUD-1 is only signed by one party. Response 1 (03/01/2018 11:11AM) HUD was provided.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0555040443	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555051655	XXXX	XXXX	XXXX	(Open) Right of Rescission (Loan Disbursement)(TIL) (Last Disclosure Sent/Received Dates)- The loan disbursement date (XXXX) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (XXXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555053636	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/23/2018 12:36PM) The ARM Disclosure was provided; however, was date the same day as closing; therefore, was not provided within 3 days of the application.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555061902	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/23/2018 1:51PM) The ARM Disclosure was provided; however, was date the same day as closing; therefore, was not provided within 3 days of the application.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555067495	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555073469	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0555094978	XXXX	XXXX	XXXX	(Clear) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/14/2018 8:45AM) The ARM disclosure was provided.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0555110774	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0555114610	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0555120583	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555123496	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555126218	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0555131291	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/23/2018 11:14AM) The arm disclosure was not provided. The disclosure acknowledgment was provided but not the arm disclosure.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555131523	XXXX	XXXX	XXXX	(Open) Appraisal Notice Missing- The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555134683	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/23/2018 2:34PM) The ARM Disclosure was provided; however, was date the same day as closing; therefore, was not provided within 3 days of the application.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555138015	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/23/2018 10:22AM) The cover letter in file reflects an ARM disclosure, however an actual copy was not provided as required. (Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555141399	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/23/2018 2:08PM) The ARM Disclosure was provided; however, was date the same day as closing; therefore, was not provided within 3 days of the application.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555147446	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0555147602	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555148774	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/23/2018 1:57PM) The ARM Disclosure was provided; however, was date the same day as closing; therefore, was not provided within 3 days of the application.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555150549	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555152891	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0555157072	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) Introductory Rate- The interest rate used at consummation is determined to be a discounted introductory rate based on information provided in the loan file. Per Reg Z 1026.18(s)(iii), the Introductory Rate Notice required was not disclosed on the final TIL.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555157296	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0555159714	XXXX	XXXX	XXXX	(Clear) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/23/2018 12:49PM) Although the arm disclosure was not provided, the newly uploaded documents(s) include disclosure acknowledgment which includes terms and conditions for the ARM product.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0555162668	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0555163930	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/23/2018 11:23AM) The ARM Disclosure was provided; however, was date the same day as closing; therefore, was not provided within 3 days of the application.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555166537	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555166941	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0555171966	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0555173087	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0555179704	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555185065	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0555186766	XXXX	XXXX	XXXX	(Clear) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. Response 1 (03/23/2018 2:31PM) Received copy of fully executed Right to Cancel.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0555189216	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (02/07/2018 3:43PM) The additional document /Arm Disclosure dated 3/09/09 provided, appears to be for a loan modification. (Open) Introductory Rate- The interest rate used at consummation is determined to be a discounted introductory rate based on information provided in the loan file. Per Reg Z 1026.18(s)(iii), the Introductory Rate Notice required was not disclosed on the final TIL.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555194166	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Flood Cert Missing- The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555194893	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/23/2018 10:58AM) The ARM Disclosure was provided; however, was date the same day as closing; therefore, was not provided within 3 days of the application.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555197177	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0555201557	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0555204718	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555206796	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0555213925	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0555215383	XXXX	XXXX	XXXX	(Open) Introductory Rate- The interest rate used at consummation is determined to be a discounted introductory rate based on information provided in the loan file. Per Reg Z 1026.18(s)(iii), the Introductory Rate Notice required was not disclosed on the final TIL. (Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0556001006	XXXX	XXXX	XXXX	(Open) Right of Rescission (Loan Disbursement)(TIL) (Last Disclosure Sent/Received Dates)- Right of Rescission in file is from MOD not for loan closing date of XXXX. HUD did not have refi disbursement date. Could not find an Affiliated Business Disclosure doc.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0556005957	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0556014066	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/23/2018 12:43PM) The ARM disclosure was provided; however, it was not provided within 3 days of the application. (Clear) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. Response 1 (03/23/2018 12:45PM) Further review of the loan file confirmed that the right to rescission is not required for a construction to perm transaction.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0556016319	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0556019677	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0556020832	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0556021103	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0556024131	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0556032407	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0556033512	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0556037729	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Initial TIL- The initial Truth and Lending Disclosure is missing from the file. loan was a neg am, used final Til only.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0556043404	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0556045516	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0556046076	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0556049443	XXXX	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0556050029	XXXX	XXXX	XXXX	(Open) Introductory Rate- The interest rate used at consummation is determined to be a discounted introductory rate based on information provided in the loan file. Per Reg Z 1026.18(s)(iii), the Introductory Rate Notice required was not disclosed on the final TIL. (Clear) Inaccurate Mortgage- The mortgage was not completed accurately.**MISSING LEGAL Response 1 (03/04/2018 1:57PM) The legal description was provided.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0556052272	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0556053692	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0556056596	XXXX	XXXX	XXXX	(Open) Provider of Service- The service provider list must include at least one provider for each service listed in blocks 4, 5 & 6.' This file did not contain the disclosure or it did not contain a service provider for all services listed in these blocks. (Open) Misc Compliance Findings- There are additional Compliance Findings. 1003 did not have loan number .			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0556056927	XXXX	XXXX	XXXX	(Clear) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Response 1 (03/26/2018 10:55AM)
Newly provided 1003 shows subject property is a XXXX, which is not subject to rescission requirements.

(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0556066819	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0556067064	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0556069862	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0556072890	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Initial GFE Missing- The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0556073963	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0556076156	XXXX	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0556076313	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0556079366	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0556081354	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0556084903	XXXX	XXXX	XXXX	(Open) Right to Rescind Inaccurate- Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0556088532	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0556091254	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0556093326	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0556094324	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0556100162	XXXX	XXXX	XXXX	(Open) Appraisal Notice Missing- The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0556100626	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0556102317	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0556104917	XXXX	XXXX	XXXX	(Clear) Missing Mortgage- The Mortgage was missing from the file. Response 1 (02/07/2018 2:50PM) The mortgage has been provided.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0556108975	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

(Open) Introductory Rate-

The interest rate used at consummation is determined to be a discounted introductory rate based on information provided in the loan file. Per Reg Z 1026.18(s)(iii), the Introductory Rate Notice required was not disclosed on the final TIL.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

FAIL This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than $35.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0556109924	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. (Open) Fees Allowed (Lender)- The XXXX Consumer Loan Act prohibits any fee other than a "Loan Origination Fee" to be paid by the Borrower to the Lender. (Rev. Code XXXX Section 31.04.105(2))			3	N/A	3	N/A	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C
0556109940	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0556109957	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. (Open) Fees Allowed (Lender)- The XXXX Consumer Loan Act prohibits any fee other than a "Loan Origination Fee" to be paid by the Borrower to the Lender. (Rev. Code XXXX Section 31.04.105(2))			3	N/A	3	N/A	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C
0556114999	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/23/2018 10:39AM) The arm disclosure was not provided. We have the signature but not the actual disclosure.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0556116952	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0557024304	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0557028982	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0557030210	XXXX	XXXX	XXXX	(Clear) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. Response 1 (03/02/2018 8:19AM) The Right to Cancel was provided. (Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0557035821	XXXX	XXXX	XXXX	(Clear) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. Response 1 (03/05/2018 7:00PM) Client provided Final TIL. (Clear) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. unclear if final .loan modification Response 1 (03/05/2018 7:01PM) Client provided Final HUD.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0557035904	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not properly dated therefore it could not be determined if it was disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0557039781	XXXX	XXXX	XXXX	(Clear) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response 1 (03/02/2018 9:46AM) The HUD was provided. (Clear) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. Response 1 (03/02/2018 9:47AM) The TIL was provided.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0557042462	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0557044013	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0557049913	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0557050077	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0557052198	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0557059847	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0557060050	XXXX	XXXX	XXXX	(Clear) Rescission Test- The loan failed the Rescission test. Response 1 (03/26/2018 12:03PM) Newly provided Final HUD shows disbursement date of XXXX which is after the rescission period.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0557061850	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0557062700	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0557067253	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0557094901	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0557096815	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0557104585	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR§226.23(h) )The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than $35.

(Open) TILA APR/Finance Charge Testing-

This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )The annual percentage rate (APR) is XXXX The disclosed APR of XXXX is not considered accurate because it is more than1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

Response 1 (03/13/2018 11:10AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Mortgage Recording-

There is no evidence that the Mortgage was recorded.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0557106432	XXXX	XXXX	XXXX	(Clear) Missing Mortgage- The Mortgage was missing from the file. Response 1 (03/13/2018 9:26AM) The Mortgage was provided.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0557106770	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0557107109	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0557109840	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0557111416	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0557113321	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0557113404	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0557115144	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0557116860	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0557119682	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0558000956	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (04/06/2018 1:45PM) This is a new audit finding based on newly received documents. See Finding # 1 of 1.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0558003471	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0558006219	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Introductory Rate- The interest rate used at consummation is determined to be a discounted introductory rate based on information provided in the loan file. Per Reg Z 1026.18(s)(iii), the Introductory Rate Notice required was not disclosed on the final TIL. (Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0558006375	XXXX	XXXX	XXXX	(Clear) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. Response 1 (02/08/2018 3:20PM) Document provided.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0558008348	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0558011490	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0558011961	XXXX	XXXX	XXXX	(Open) Inaccurate Mortgage- The mortgage was not completed accurately.- not recorded and has no notary stamp/seal			3	N/A	3	N/A	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C
0558012936	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0558015459	XXXX	XXXX	XXXX	(Open) High Cost-

This loan failed the high-cost home loan points and fees test due to one of the following findings: (XX SB 1149 [G.S. §24-1.1E(a)(6)]) XXX HB 1182 amendments to XX SB 1149 [G.S. §24-1.1E(a)(6)]) XX HB 1817 [G.S. §24-1.1E(a)(5), as amended July 2010]) XX Declaratory Ruling, Nov. 2008) XX HB 692 [G.S. §24-1.1E(a)(5), as amended October 2013])The loan was made before September 1, 2010 or on or after October 1, 2013, total loan amount is XXXX or more and the total points and fees exceed 5% of the total loan amount; The loan was made on or after September 1, 2010, total loan amount is XXXX or more and the total points and fees exceed 4% of the total loan amount; The total loan amount is less than XXXX and the total points and fees exceed the lesser of 8% of the total loan amount or $1,000;The loan was made before September 1, 2010, the loan is an open-end loan, the maximum line of credit is at least XXXX and the total points and fees exceed 5% of the maximum line of credit; The loan was made on or after XXXX, the loan is an open-end loan, the maximum line of credit is at least XXXX and the total points and fees exceed 4% of the maximum line of credit; or The loan is an open-end loan, the maximum line of credit is less than XXXX and the total points and fees exceed 5% of the maximum line of credit. This calculation takes into account direction regarding seller-paid points and fees provided by the XXXX.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0558016614	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. Response 1 (04/16/2018 1:18PM) This is a new audit finding based on newly received documents. See Finding #1 of 1.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0567000112	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0567008073	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0567012224	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0567013750	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) HUD Final- missing- There is no evidence of a HUD-1 Settlement Statement. (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0567016795	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0567017173	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0567018205	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0567021019	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0567022447	XXXX	XXXX	XXXX	(Open) Flood Cert Missing- The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0567023080	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0567024781	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0567026802	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0567027792	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0567030366	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Final TIL Incomplete- The Final TIL was incomplete. (Open) Initial GFE Missing- The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) RESPA Reform HUD-1 No Cost to Cure- The settlement statement is not compliant with RESPA Reform requirements. (Open) Final TIL Incomplete- The Final TIL was incomplete.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0567033451	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0567034301	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Missing Mortgage- The Mortgage was missing from the file.			4	N/A	4	N/A	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D
0567035605	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0567036033	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0567037734	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0567038849	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0567038955	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0567039250	XXXX	XXXX	XXXX	(Clear) Final TIL Incomplete- The Final TIL was incomplete. unsigned Response 1 (02/07/2018 3:56PM) Final TIL is signed. Finding Cleared.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0567042239	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0567058540	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0567058672	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0568000707	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0576000814	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0576004634	XXXX	XXXX	XXXX	(Open) Introductory Rate-

The interest rate used at consummation is determined to be a discounted introductory rate based on information provided in the loan file. Per Reg Z 1026.18(s)(iii), the Introductory Rate Notice required was not disclosed on the final TIL.

Response 1 (02/08/2018 4:48PM)
The Introductory Rate Notice should be provided on the Final TIL for the borrower to see. The Arm Disclosure was a general document provided by the Client and does not provide a disclosure of the Introductory Rate for the borrower to see or state to them when it will end and what the rate will be at that time if Market rates don't change. Finding UPHELD.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0576019301	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0576020549	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0576034912	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0576035455	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0576038889	XXXX	XXXX	XXXX	(Open) TILA APR/Finance Charge Testing-

The APR or Amount Financed shown on the final TIL are outside of allowable tolerances.

Response 1 (03/13/2018 7:07AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0576053433	XXXX	XXXX	XXXX	(Open) Introductory Rate- The interest rate used at consummation is determined to be a discounted introductory rate based on information provided in the loan file. Per Reg Z 1026.18(s)(iii), the Introductory Rate Notice required was not disclosed on the final TIL.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0577004989	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0577008865	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0577010374	XXXX	XXXX	XXXX	(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100- This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100. Response 1 (03/02/2018 2:01PM) The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0577011901	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0577013592	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0577013600	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0583044557	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Flood Cert Missing- The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0585005101	XXXX	XXXX	XXXX	(Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0585033236	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is XXXX below the actual finance charge XXXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

Response 1 (03/13/2018 6:40PM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

Response 1 (03/13/2018 6:41PM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Closed-End APR Disclosure Tolerance-

The disclosed APR XXXX is lower than the actual APR XXXX The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than .125% on a regular mortgage transaction. (12 CFR Sections 1026.17(f), 1026.19(a)(2), & 1026.22(a)(2)).

Response 1 (03/13/2018 6:41PM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Closed-End Finance Charge Rescission Tolerance-

The disclosed finance charge XXXX is less than the actual finance charge XXXXX by XXXX For rescission purposes, the Truth in Lending Act considers the finance charge inaccurate if it is understated by more than half of 1% of the note amount XXXX or $100, whichever is greater. (12 CFR Sec. 1026.23(g); OSC 17(c)(2)(ii)-1).

Response 1 (03/13/2018 6:42PM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HUD Final- missing-

There is no evidence of a final HUD-1 Settlement Statement is signed.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0586020729	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0586033862	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0586036790	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0586068793	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0586090144	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0587009978	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0587042516	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0587082884	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0587097072	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0587136664	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0588006536	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0588015735	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0588072181	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0588110759	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0608194064	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0608251401	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 is missing from the loan file. (Open) Flood Cert Missing- The FLOOD CERT is missing from the loan file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0608251914	XXXX	XXXX	XXXX	(Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Flood Cert Missing- The flood cert is missing from the loan file. (Open) Right to Rescind Inaccurate- Right to Cancel Notice is not provided in the loan file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0608279634	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) Flood Cert Missing- The flood cert is missing from the file. (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0608293932	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0608299640	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0608332656	XXXX	XXXX	XXXX	(Open) Final TIL Incomplete- The Final TIL was incomplete.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0608333951	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0608335691	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0608348397	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0608414975	XXXX	XXXX	XXXX	(Open) Flood Cert Missing-

Flood cert missing, unable to determine if the property is in a flood zone.

(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

(Open) Initial TIL-

The initial Truth and Lending Disclosure is missing from the file.

(Open) Missing HUD-

There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.

(Open) Initial GFE Missing-

The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

(Open) Arm Disclosure- missing-

The file contains no evidence that the ARM Disclosure was provided to the borrower.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0608459210	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0608475398	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0608481180	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0608592721	XXXX	XXXX	XXXX	(Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0608596664	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0608631693	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0608762779	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0608765152	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100- The disclosed finance charge xxxx is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1). Response 1 (03/23/2018 11:05AM) The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0608768776	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0608773966	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0608775201	XXXX	XXXX	XXXX	(Open) RESPA Reform HUD-1 Cost to Cure- The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of XXXX (Open) Initial GFE Date- The Initial GFE Date is more than 3 business days from the Application Date. (Open) Appraisal Notice Late- The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0608999834	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902047668	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902051414	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902058244	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902064290	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902082799	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902092686	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902093900	XXXX	XXXX	XXXX	(Clear) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. Response 1 (03/23/2018 2:51PM) Further review of the loan file confirmed the property is a purchase and does not require a Right to Cancel.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902105595	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902106556	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902108596	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902111082	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902111617	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902114346	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902115941	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902119275	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902119873	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902120525	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902123544	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902129434	XXXX	XXXX	XXXX	(Open) Missing HUD- There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902129863	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902134139	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902134399	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902134513	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902134821	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902135958	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902136254	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902138070	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902138669	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902143494	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902146749	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. Arm disclosure in the loan file does not have a date, unable to determine if within 3 days of application.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902150045	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902150090	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902155198	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902156458	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902157718	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902157923	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902158386	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902158528	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902161519	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902162329	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902165115	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902171901	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902172001	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902172289	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902172757	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902175794	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902176942	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902180172	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902180275	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. Arm disclosure in the file but does not have a date, unable to determine if sent within 3 days of application.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902181535	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902181674	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902182701	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902184732	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902184956	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The 1003 was missing therefore we were unable to determine if the ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902189362	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902193985	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902200520	XXXX	XXXX	XXXX	(Open) Disclosures Federal Missing-

The file was found to be missing one or more of the federally required disclosures.

(Clear) Final TIL Incomplete-

The Final TIL was not signed.

Response 1 (03/08/2018 9:13PM)
Final TIL is not required to be signed

(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is XXXX below the actual finance charge XXXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

Response 1 (03/01/2018 1:37PM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

Response 1 (03/01/2018 1:38PM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Clear) Closed-End APR Disclosure Tolerance-

The disclosed APR XXXX is lower than the actual APR XXXX The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than .125% on a regular mortgage transaction. (12 CFR Sections 1026.17(f), 1026.19(a)(2), & 1026.22(a)(2)).

Response 1 (03/01/2018 1:39PM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Clear) Closed-End Finance Charge Rescission Tolerance-

The disclosed finance charge XXXX is less than the actual finance charge XXXX by XXXX For rescission purposes, the Truth in Lending Act considers the finance charge inaccurate if it is understated by more than half of 1% of the note amount XXXX or $100, whichever is greater. (12 CFR Sec. 1026.23(g); OSC 17(c)(2)(ii)-1).

Response 1 (03/01/2018 1:42PM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902206447	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902220032	XXXX	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902221703	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902228551	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. Arm disclosure in loan file is not dated, unable to determine if it was within 3 days of application.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902254242	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902254868	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902257494	XXXX	XXXX	XXXX	(Open) Right to Rescind Inaccurate- Right to Cancel Notice provided in the loan file was inaccurate/not completed in full with dates			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902257597	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902257971	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902262939	XXXX	XXXX	XXXX	(Clear) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. Response 1 (03/23/2018 11:16AM) The Final TIL was provided.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902263347	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902272750	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902274790	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902281257	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902281695	XXXX	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. * HUD has not been fully executed by all borrower (s)			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902281958	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902283082	XXXX	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. ** NOT SIGNED			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902288292	XXXX	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902291818	XXXX	XXXX	XXXX	(Open) Right to Rescind Inaccurate- Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902291911	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902296354	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. No dates on ARM disclosures			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902296635	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902296792	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902297810	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902305395	XXXX	XXXX	XXXX	(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

(Open) Appraisal Notice Late-

The 1003 was missing. Unable to determine if The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was disclosed within 3 days of the application date.

(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

(Open) HUD Final- missing-

There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.

(Open) Appraisal Notice Missing-

The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

(Open) Flood Cert Missing-

Flood Cert is Missing

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902307036	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. No date on ARM Disclosure.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902308891	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. Arm disclosure in the loan file is not dated, unable to determine if within 3 days of application. (Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902320606	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902320688	XXXX	XXXX	XXXX	(Open) Right to Rescind Inaccurate- Right to Cancel Notice provided in the loan file was inaccurate/missing transaction date/missing midnight date			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902322507	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902325049	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902326260	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902327771	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902335703	XXXX	XXXX	XXXX	(Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902368701	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. Arm disclosure in loan file does not have a date, unable to determine if within 3 days of application.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902375718	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. Arm disclosure not signed or dated, unable to determine if within 3 days of application.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902377794	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. Arm disclosure in the file is not signed or dated, unable to determine if this is within 3 days of the application.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902384916	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902394287	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902394429	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is XXXX below the actual finance charge XXXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. Arm disclosure in the file is not dated, unable to determine if within 3 days of application.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902413816	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902453652	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. (Open) Right to Rescind Inaccurate- Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. Missing the expire date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902474189	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. (Clear) Role Validation- No License Role record for XX with License Type of XX was found. (Clear) Enterprise- The System could not complete its State Rules Review because of an issue with the Licensing Reviewer (LIC).			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902477489	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902494440	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. Arm disclosure in the loan file does not have a date, unable to determine if within 3 days of application.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902506697	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. Arm disclosure in file does not have a date, unable to determine if within 3 days of application.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902511477	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902516726	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902518412	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902530674	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Initial GFE Missing- The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Clear) Mortgage Recording- There is no evidence that the Mortgage was recorded. Response 1 (02/07/2018 7:52PM) Document provided clears the finding.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902532418	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902534010	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

(Open) Right to Rescind Inaccurate-

Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties.

Response 1 (03/08/2018 10:04AM)
Right to Cancel form in file needs to be dated to be properly disclosed the borrower. Based on this the borrower did not know their rights.

(Open) Introductory Rate-

The interest rate used at consummation is determined to be a discounted introductory rate based on information provided in the loan file. Per Reg Z 1026.18(s)(iii), the Introductory Rate Notice required was not disclosed on the final TIL.

(Open) Mortgage Recording-

There is no evidence that the Mortgage was recorded.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902547346	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902556348	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902569302	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902571088	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902582039	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902585339	XXXX	XXXX	XXXX	(Open) HUD Final- missing- There is no evidence that the final HUD-1 Settlement Statement was signed by the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902588264	XXXX	XXXX	XXXX	(Open) Right to Rescind Inaccurate- Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902593446	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902595365	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902599934	XXXX	XXXX	XXXX	(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

Response 1 (03/01/2018 10:58AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Clear) Closed-End APR Disclosure Tolerance-

The disclosed APR XXXX is lower than the actual APR XXXX The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than .125% on a regular mortgage transaction. (12 CFR Sections 1026.17(f), 1026.19(a)(2), & 1026.22(a)(2)).

Response 1 (03/01/2018 10:58AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Clear) TILA Data Validation-

This loan does not contain a Life Cap amount. The XXXX is unable to perform a Truth in Lending compliance review without a Life Cap amount. Please check with your compliance department to determine what Life Cap to enter for this loan.

Response 1 (03/01/2018 11:08AM)
Life rate cap is XXXX as per Note.

(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902600997	XXXX	XXXX	XXXX	(Open) Right of Rescission Disclosure Variance Failure (TIL) (Last Disclosure Sent/Received Dates)-

The lender's disclosed "Right to Cancel Expire Date" (XXXX) is earlier than the calculated "Right to Cancel Expire Date" (XXXX). Under Reg Z, funds may not be disbursed to the borrower until the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)

(Open) Right of Rescission (Loan Disbursement)(TIL) (Last Disclosure Sent/Received Dates)-

The loan disbursement date (XXXX) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (XXXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)

(Open) Arm Disclosure- missing-

The file contains no evidence that the ARM Disclosure was provided to the borrower.

(Open) Right to Rescind Inaccurate-

Right to Cancel Notice provided in the loan file was inaccurate dated prior to closing per date of Final HUD-1.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902602898	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. Arm disclosure in the loan file does not have a date, unable to determine if within 3 days of application.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902604351	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902616671	XXXX	XXXX	XXXX	(Open) TILA Data Validation- This loan does not contain a Life Cap amount. XXXX is unable to perform a Truth in Lending compliance review without a Life Cap amount. Please check with your compliance department to determine what Life Cap to enter for this loan.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902617155	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902620584	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902621376	XXXX	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD was missing signature, marked final and stamped certified.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902623361	XXXX	XXXX	XXXX	(Open) Appraisal Notice Late-

The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date.

(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902625888	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902629792	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902635814	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902642652	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902646801	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902646883	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902647442	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902651524	XXXX	XXXX	XXXX	(Clear) Rescission Test-

The loan failed the Rescission test.

Response 1 (02/07/2018 1:41PM)
The loan reviewed contains a note date more than 36 months old and the statute of limitations have run out.

(Open) Initial GFE Date-

The Initial GFE Date is more than 3 business days from the Application Date.

(Clear) RESPA Reform HUD-1 Cost to Cure-

The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of XXXX

Response 1 (02/07/2018 1:42PM)
The loan reviewed contains a note date more than 36 months old and the statute of limitations have run out.

(Open) HUD-1 Final-

It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902654468	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902655849	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902659520	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902666854	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902667057	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902673683	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902676808	XXXX	XXXX	XXXX	(Open) Appraisal Notice Late- The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date. (Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. (Open) Right to Rescind Inaccurate- Right to Cancel Notice provided in the loan file was inaccurate. it is missing the signed and expired dates. Unable to run Mavent accurately without those dates.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902678866	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902681389	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902685314	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902704699	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902706974	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902707533	XXXX	XXXX	XXXX	(Clear) Right to Rescind Inaccurate- Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. Response 1 (03/26/2018 2:49PM) The Notice of Right to Cancel disclosure was provided.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902709676	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. Response 1 (04/16/2018 1:57PM) This is a new audit finding based on newly received documents. See Finding #1 of 1.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902711941	XXXX	XXXX	XXXX	(Clear) Rescission Test- This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. Response 1 (04/11/2018 1:36PM) Further review of the loan file confirmed that the funding date is XXXX which is after the rescission period.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902712386	XXXX	XXXX	XXXX	(Clear) Rescission Test- This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation Response 1 (04/11/2018 12:44PM) Further review of the loan file confirmed that the funding date is XXXX which is after the rescission period.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902713383	XXXX	XXXX	XXXX	(Clear) Rescission Test- This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. Response 1 (04/11/2018 12:30PM) Further review of the loan file confirmed that the funding date is XXXX which is after the rescission period.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902715109	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902715211	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902715257	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902715538	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is XXXX below the actual finance charge XXXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902716656	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902716816	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902717710	XXXX	XXXX	XXXX	(Open) Rescission Test- This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902718016	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. Unable to determine, the disclosure is not dated.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902718379	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902721892	XXXX	XXXX	XXXX	(Open) Rescission Test- This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902722273	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902722312	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902722992	XXXX	XXXX	XXXX	(Open) Rescission Test- This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902723337	XXXX	XXXX	XXXX	(Open) Rescission Test- This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902726329	XXXX	XXXX	XXXX	(Open) Rescission Test- This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902728051	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902728798	XXXX	XXXX	XXXX	(Open) Rescission Test- This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902730915	XXXX	XXXX	XXXX	(Open) Rescission Test- This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902731912	XXXX	XXXX	XXXX	(Open) Right to Rescind Inaccurate- Right to Cancel Notice provided in the loan file was inaccurate. The Right to Cancel was signed on XXXX and expired on XXXX But, the Hud-1 was executed on XXXX and funded on XXXX (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902732218	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902732731	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902733037	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902734454	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902737419	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- It could not be determined if the ARM Disclosure was within 3 days of the application date as the ARM Disclosure was not dated. Response 1 (04/06/2018 8:52AM) This is a new audit finding. See Finding #1 of 1.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902737718	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- It could not be determined if the ARM Disclosure was within 3 days of the application date as the ARM Disclosure was not dated. Response 1 (04/06/2018 8:42AM) This is a new audit finding. See Finding #1 of 1.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902739459	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902740222	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- It could not be determined if the ARM Disclosure was within 3 days of the application date as the ARM Disclosure was not dated. Response 1 (04/05/2018 2:51PM) This is a new audit finding. See Finding #1 of 1			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902743205	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902743308	XXXX	XXXX	XXXX	(Clear) Rescission Test- The loan failed the Rescission test. This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. Response 1 (03/23/2018 2:38PM) The 1003 provided confirmed the property is a XXXX and does not require a Rescission period. (Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902744341	XXXX	XXXX	XXXX	(Open) HUD-1 Final- Borrower Signature is missing in Final HUD (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Signature is missing			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902746541	XXXX	XXXX	XXXX	(Open) HUD Final- missing- Signature is missing, not marked as Final or stamped certified.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902746840	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902746943	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902747726	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902748143	XXXX	XXXX	XXXX	(Clear) Rescission Test- The loan failed the Rescission test. This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. Response 1 (03/26/2018 3:02PM) Further review of the loan file confirmed that the funding date is XXXX which is after the rescission period. (Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902749207	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902749609	XXXX	XXXX	XXXX	(Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. (Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902755217	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902756036	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902757574	XXXX	XXXX	XXXX	(Open) Initial GFE Missing- The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902758151	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902759112	XXXX	XXXX	XXXX	(Clear) Arm Disclosure- missing- we found ARM Disclosure but signature and date is missing Response 1 (03/23/2018 10:55AM) The ARM disclosure was provided.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902762019	XXXX	XXXX	XXXX	(Clear) Arm Disclosure- missing- signature is missing The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/23/2018 10:49AM) The ARM disclosure is provided; no signature is required. (Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date, XXXX Response 1 (03/27/2018 10:45AM) The is a newly added finding based on the received ARM Disclosure. See finding #2 of 2.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902763632	XXXX	XXXX	XXXX	(Open) Rescission Test- The loan failed the Rescission test. This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902764433	XXXX	XXXX	XXXX	(Clear) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Response 1 (04/27/2018 12:15PM)
After further review, the settlement date was XXXX and disbursement date of XXXX rescission timing passed.

							1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902768404	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902769625	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902770724	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902771123	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902775550	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902776397	XXXX	XXXX	XXXX	(Open) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

(Open) Closed-End Finance Charge Rescission Tolerance-

This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than $35.

Response 1 (04/16/2018 10:48AM)
This is a new audit finding based on newly received documents. See Finding #2 of 2.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902776922	XXXX	XXXX	XXXX	(Clear) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. Response 1 (03/26/2018 2:52PM) The right to cancel was provided.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902779660	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100- This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100. Response 1 (04/16/2018 10:18AM) This is a new audit finding based on newly received documents. See Finding #1 of 1.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902781421	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902782026	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902782642	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902783603	XXXX	XXXX	XXXX	(Open) Rescission Test- This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902784020	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902784682	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902784909	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902785429	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902785522	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than $35.

(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902787526	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

(Open) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. Ideal Funding date should to XXXX

Response 1 (03/23/2018 10:32AM)
Further review of the final HUD confirmed the funding date was XXXX as shown by the date interest was first collected, which is prior to the end of the rescission period. Three days rescission was not given.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902789520	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902789623	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902789801	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902791064	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902791747	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902791886	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902791989	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902792267	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902794346	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file does not have the date. Unable to determine if it was delivered within 3 days of application.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902797105	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902797767	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

(Clear) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Response 1 (04/27/2018 3:12PM)
Upon further review, the loan was properly disbursed on XXXX

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902798166	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902800975	XXXX	XXXX	XXXX	(Clear) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

Response 1 (04/27/2018 2:51PM)
Upon further review, the ARM Disclosure was provided within 3 days of the Application.

(Open) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902801039	XXXX	XXXX	XXXX	(Clear) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. Response 1 (04/27/2018 2:39PM) Upon further review, the ARM Disclosure was provided within three days of the Application.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902801338	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902802661	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100- This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902802988	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than $35.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902803006	XXXX	XXXX	XXXX	(Open) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

(Clear) HUD-1 Final-

It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

Response 1 (04/27/2018 1:39PM)
Upon further review, the Final HUD was located in the file.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902806865	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902807844	XXXX	XXXX	XXXX	(Clear) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Response 1 (04/27/2018 11:37AM)
Upon further review, the loan was properly disbursed on XXXX

(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902808300	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

(Clear) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Response 1 (03/23/2018 7:58AM)
Review of the provided final HUD confirmed the funding date was XXXX which is after the rescission period.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902810723	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than $35.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902811681	XXXX	XXXX	XXXX	(Clear) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. Response 1 (04/27/2018 11:21AM) Upon further review of Application, the ARM Disclosure was provided within 3 days of application date.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902814422	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902814785	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

(Clear) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Response 1 (04/27/2018 10:43AM)
Upon further review loan was properly disbursed on XXXX

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902815009	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. (Clear) Right to Rescind Missing- Right to Cancel Notice was missing in loan file. Response 1 (04/27/2018 10:29AM) Upon further review the property is a Secondary Residence, no RTC needed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902817209	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902818822	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902820142	XXXX	XXXX	XXXX	(Clear) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Response 1 (04/26/2018 3:28PM)
After further review, the loan properly funded on XXXX

(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902822089	XXXX	XXXX	XXXX	(Open) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902829613	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

(Open) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902830178	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902830637	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902832592	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than $35.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902834653	XXXX	XXXX	XXXX	(Clear) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. Response 1 (04/26/2018 2:34PM) Upon Further review the Arm Disclosure was provided within three days of the Application.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902837412	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902838138	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. (Clear) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. Response 1 (03/26/2018 3:11PM) The Notice of Right of Rescission was provided.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902846599	XXXX	XXXX	XXXX	(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is XXXX below the actual finance charge XXXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

Response 1 (03/01/2018 11:35AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

Response 1 (03/01/2018 11:39AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Clear) Closed-End APR Disclosure Tolerance-

The disclosed APR (4.942) is lower than the actual APR (5.1842). The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than .125% on a regular mortgage transaction. (12 CFR Sections 1026.17(f), 1026.19(a)(2), & 1026.22(a)(2)).

Response 1 (03/01/2018 11:37AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Clear) Closed-End Finance Charge Rescission Tolerance-

The disclosed finance charge XX is less than the actual finance charge ($18XXXX0,418.64) by XXXX For rescission purposes, the Truth in Lending Act considers the finance charge inaccurate if it is understated by more than half of 1% of the note amount XXXX or $100, whichever is greater. (12 CFR Sec. 1026.23(g); OSC 17(c)(2)(ii)-1).

Response 1 (03/01/2018 11:37AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1635(f).

(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902850112	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is XXXX below the actual finance charge XXXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

(Open) Closed-End APR Disclosure Tolerance-

The disclosed APR XXXX is lower than the actual APR XXXX The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than .125% on a regular mortgage transaction. (12 CFR Sections 1026.17(f), 1026.19(a)(2), & 1026.22(a)(2)).

(Open) Closed-End Finance Charge Rescission Tolerance-

The disclosed finance charge XXXX is less than the actual finance charge XXXX by XXXX For rescission purposes, the Truth in Lending Act considers the finance charge inaccurate if it is understated by more than half of 1% of the note amount XXXX or $100, whichever is greater. (12 CFR Sec. 1026.23(g); OSC 17(c)(2)(ii)-1).

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902856226	XXXX	XXXX	XXXX	(Clear) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. Response 1 (04/09/2018 12:13PM) Further review of the loan file confirmed the ARM Disclosure was provided to the borrower within three days of the application date as required.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902858864	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902860568	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902870781	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902871229	XXXX	XXXX	XXXX	(Clear) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. Response 1 (04/09/2018 11:42AM) Further review of the loan file confirmed the ARM Disclosure was disclosed to the borrower within three days of the application date as required.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902881068	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.

Response 1 (04/09/2018 11:17AM)
This is a new audit finding based on newly received documents. See Finding #2 of 3.

(Open) Closed-End APR Disclosure Tolerance-

This loan failed the TILA APR test. (12 CFR §1026.22(a)(2), (4), transferred from 12 CFR §226.22(a)(2), (4)) The annual percentage rate (APR) is XXXX The disclosed APR of XXXX is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

Response 1 (04/09/2018 11:17AM)
This is a new audit finding based on newly received documents. See Finding #3 of 3.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902884117	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. (Clear) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. Response 1 (03/26/2018 3:08PM) The Notice of Right of Rescission was provided.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902890930	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902899915	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902904332	XXXX	XXXX	XXXX	(Open) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902908497	XXXX	XXXX	XXXX	(Open) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902921067	XXXX	XXXX	XXXX	(Clear) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. Response 1 (04/09/2018 9:06AM) Further review of the loan file confirmed the ARM Disclosure was provided to the borrower within three business days of application as required,			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902946190	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902953778	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902955398	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902958399	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902964194	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. Response 1 (04/11/2018 9:37AM) This is a new audit finding based on newly received documents. See Finding #1 of 1.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902968857	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902974184	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902977390	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. Response 1 (04/11/2018 9:03AM) This is a new audit finding based on newly received documents. See Finding #1 of 1.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902979312	XXXX	XXXX	XXXX	(Open) Missing HUD-

There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.

(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

(Open) Right to Rescind Missing-

The file contains no evidence of the Right to Cancel Notice.

(Open) Arm Disclosure- missing-

The file contains no evidence that the ARM Disclosure was provided to the borrower.

(Open) Mortgage Recording-

There is no evidence that the Mortgage was recorded.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0902987513	XXXX	XXXX	XXXX	(Clear) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last

Response 1 (03/23/2018 10:04AM)
Review of the final HUD confirmed the funding date of XXXX which is after the rescission period.

							1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902988471	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902992094	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902995077	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0902996074	XXXX	XXXX	XXXX	(Open) Rescission Test- This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0903003465	XXXX	XXXX	XXXX	(Open) Rescission Test- This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0903004387	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0903010173	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0903011219	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0903014694	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0903027395	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0903027818	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0903032812	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0903034115	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0903037358	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0903042316	XXXX	XXXX	XXXX	(Open) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

Response 1 (04/10/2018 3:31PM)
This is a new audit finding based on newly received documents. See Finding #2 of 2.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0903042790	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. Response 1 (04/10/2018 3:24PM) This is a new audit finding based on newly received documents. See Finding #1 of 1.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0903047021	XXXX	XXXX	XXXX	(Open) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

Response 1 (04/10/2018 3:11PM)
This is a new audit finding based on newly received documents. See Finding #2 of 2.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0903053602	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0903056902	XXXX	XXXX	XXXX	(Open) Final TIL APR Amt Financed-

This is a new audit finding based on further review of the Final TIL. This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.

(Open) Final TIL APR Amt Financed-

This is a new audit finding based on further review of the Final TIL. This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than $35.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0903059921	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0903069023	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0903071389	XXXX	XXXX	XXXX	(Open) Rescission Test- This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0903094351	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0903094397	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0903104492	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0903111566	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0903115386	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0903115564	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

(Clear) Rescission Test-

This loan failed the TILA right of rescission test. Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Response 1 (04/26/2018 12:56PM)
Upon further review of Finding# XXXX the loan properly funded on XXXX

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0903120821	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0903122003	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0903163248	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0903168412	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0903168814	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0903181831	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0903236526	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is XXXX below the actual finance charge XXXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

Response 1 (03/13/2018 10:04AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

Response 1 (03/13/2018 10:05AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0903247988	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0903268228	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0903321646	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0903347767	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Final TIL Incomplete- The Final TIL was incomplete; TIL was not signed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0903410399	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0903421126	XXXX	XXXX	XXXX	(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100- The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1). Response 1 (03/01/2018 12:22PM) The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0903460639	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0903557137	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0903646974	XXXX	XXXX	XXXX	(Clear) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/01/2018 4:08PM) ARM Disclosure was provided (Clear) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. Response 1 (03/01/2018 4:08PM) Final TIL was provided			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
0903810216	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0903834575	XXXX	XXXX	XXXX	(Open) Initial GFE Date- The Initial GFE Date is more than 3 business days from the Application Date. (Open) Initial TIL- The initial Truth and Lending Disclosure is missing from the file. Response 1 (03/22/2018 5:35PM) The Initial TIL was provided.; however, it was not dated within 3 days of the application. (Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
0903835518	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Clear) Final TIL Incomplete- The Final TIL was incomplete. Response 1 (02/07/2018 2:11PM) Agree with client. TIL in the loan file is final.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
1000233906	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
1416332383	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
1416336491	XXXX	XXXX	XXXX	(Open) Right to Rescind Inaccurate-

Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties.

(Open) Mortgage Recording-

There is no evidence that the Mortgage was recorded.

(Open) Right of Rescission Disclosure Variance Failure (TIL) (Last Disclosure Sent/Received Dates)-

The lender's disclosed "Right to Cancel Expire Date" XXXX) is earlier than the calculated "Right to Cancel Expire Date" (XXXX). Under Reg Z, funds may not be disbursed to the borrower until the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)

(Open) Right of Rescission (Loan Disbursement)(TIL) (Last Disclosure Sent/Received Dates)-

The loan disbursement date (XXXX) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (XXXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
1416344685	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. No date on disclosure, unable to determine if within 3 days of application.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
1416390464	XXXX	XXXX	XXXX	(Clear) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response 1 (03/05/2018 9:55AM) The Final HUD was provided.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
1416402392	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
1416440350	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100- Federal TILA This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
1416458477	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
1416484275	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
1418173561	XXXX	XXXX	XXXX	(Open) Missing HUD- There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy. (Open) Flood Cert Missing- The flood cert was missing from the loan file. (Open) Final TIL- The TIL is missing from the file. A review for compliance could not be performed.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
1418191092	XXXX	XXXX	XXXX	(Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
1418200000	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
1418205454	XXXX	XXXX	XXXX	(Open) Missing Mortgage- The Mortgage was missing from the file.			4	N/A	4	N/A	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D
1418206783	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. (Open) Flood Cert Missing- The flood cert is missing from the loan file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
1418234256	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
1418675599	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
1418689376	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
1418700595	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
1418706188	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded or notarized.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
1418706295	XXXX	XXXX	XXXX	(Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. Response 1 (03/14/2018 12:30PM) Per the final HUD and final application in the loan file, the transaction dated XXXX was a primary refinance. The Right to Cancel is required.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
1418710156	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
1418714091	XXXX	XXXX	XXXX	(Clear) Final TIL Incomplete- The Final TIL was incomplete. Response 1 (03/07/2018 11:13AM) Client provided Final TIL and is not required to be signed. (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
1418714778	XXXX	XXXX	XXXX	(Clear) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. Response 1 (03/16/2018 11:00AM) The loan transaction was a purchase.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
1418718605	XXXX	XXXX	XXXX	(Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. (Open) Flood Insurance Evidence- The flood cert indicated that flood insurance was required and there is not evidence in the file			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
1418724579	XXXX	XXXX	XXXX	(Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
2002172318	XXXX	XXXX	XXXX	(Clear) Right to Rescind- There is no evidence of an executed Right of Rescission by the borrower/co-borrower provided in the loan file. Response 1 (02/08/2018 11:48AM) Client attached a signed/dated copy of the Notice of Right To Cancel.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
2002325141	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
2002398891	XXXX	XXXX	XXXX	(Clear) TRID - Zero Tolerance Violation Not Cured- This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A cost to cure in the amount of XXXX is required. Response 1 (03/06/2018 5:57PM) Lender provided information that there was a valid COC. (Clear) TRID- 10% Tolerance Violation Not Cured- This loan failed the charges that in total cannot increase more than 10% test. A cost to cure in the amount of XXXX is required. Response 1 (03/06/2018 5:59PM) The cost to cure was provided in the final CD.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
2002567016	XXXX	XXXX	XXXX	(Clear) Right to Rescind- Right to Cancel Notice provided in the loan file was not issued to, signed and/or dated by all required parties. Response 1 (03/05/2018 3:19PM) The Fully executed Right to Cancel was provided.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
2002774411	XXXX	XXXX	XXXX	(Clear) Prior CD and Last CD Loan Product < > System (Last CD Received)-

The last Closing Disclosure Received Date (2016-04-22) is not at least 3 business days before the consummation date of (2016-04-25). The (FIXED) disclosed Loan Product on the last Closing Disclosure does not match the system calculated (Fixed Rate) Loan Product. Under Regulation Z, if the Loan Product is inaccurate, a consumer must receive corrected Closing Disclosures no later than 3 business days before the consummation date of (2016-04-25). If a corrected Closing Disclosure is not provided in person, a consumer is deemed to have received it 3 business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (12 CFR 1026.19(f)(2)(ii)(B); OSC 19(f)(2)(ii)-1)

Response 1 (02/08/2018 11:52AM)
Loan Product name is correct on the Closing Disclosure as a Fixed Rate.

(Clear) Grace Period Must Be At Least 15 Days-

Under the XXXX Interest and Usury Act, a late charge may not be imposed unless the delinquency has continued for at least 15 days. XXXX COML 12-105(b)(3))

Response 1 (02/09/2018 10:35AM)
Client is federally-chartered; rule does not apply.

							1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
2002794273	XXXX	XXXX	XXXX	(Clear) Corrected Closing Disclosure No Later Than 3 Business Days Before Consummation (Inaccurate APR)(Regular)-

The Annual Percentage Rate of XXXX on the Closing Disclosure is inaccurate. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before the consummation date of (XXXX. If corrected disclosures are delivered to a consumer other than in person, a consumer is deemed to have received them 3 business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii); 1026.19(f)(2)(ii)(A); 1026.22(a)(2))

Response 1 (02/09/2018 11:11AM)
The disclosed APR of XXXX is accurate, per the documentation the Client sent in.

(Clear) Closed-End APR Disclosure Tolerance-

The disclosed APR XXXX is lower than the actual APR XXXX by more than .125%. The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than .125% on a regular mortgage transaction. (12 CFR 1026.17(f), 1026.19(a)(2), & 1026.22(a)(2))

Response 1 (02/09/2018 11:12AM)
The disclosed APR of XXXX is accurate, per the documentation the Client sent in. The finding has been cleared.

(Clear) Fees-

The sum of non-specific (lump sum) lender credits and specific lender credits XXXX has decreased from the amount disclosed on the Loan Estimate sent on XXXX, XXXX Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).

Response 1 (02/09/2018 11:07AM)
Agree with the client. The Loan Estimate rounds up or down to the next dollar. The Closing Disclosure does not round up or down. Finding has been cleared.

(Clear) Fees-

The sum of non-specific (lump sum) lender credits and specific lender credits disclosed on the last Closing Disclosure XXXX has decreased below the amount disclosed on the Loan Estimate sent on XXXX, XXXX Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).

Response 1 (02/09/2018 11:08AM)
Agree with the client. The Loan Estimate rounds up or down to the next dollar. The Closing Disclosure does not round up or down. Finding has been cleared.

							1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
2002830290	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
2002897489	XXXX	XXXX	XXXX	(Clear) Fees-

The following fee(s) increased from the amount(s) disclosed on the Closing Disclosure sent on XXXX: Title Closing Protection Letter Fee, Title Endorsement Fee, Title Search, Title - Misc. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).

Response 1 (02/08/2018 1:12PM)
At time of original review the fees in question were tested under the 10% tolerance Category as required. Change of Circumstances form was provided supporting a valid increase in the fees on XXXX

							1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
2003125782	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
2003233503	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
2003311332	XXXX	XXXX	XXXX	(Clear) Closing Disclosure Received Date and Consummation Date-

The Initial Closing Disclosure Received Date of (XXXX) is not three business days before the consummation date of (XXXX). Three business days before the consummation date is XXXX Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))

Response 1 (02/08/2018 1:33PM)
Initial CD provided on XXXX which is more than three business days before consummation date of XXXX

(Clear) Right to Rescind-

Right to Cancel Notice provided in the loan file was not issued to, signed and/or dated by all required parties.

Response 1 (02/08/2018 1:36PM)
RTC provided in loan file is signed and dated by both borrowers.

							1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
2003339423	XXXX	XXXX	XXXX	(Clear) Fees-

The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent onXXXX: Credit Report Fee, Appraisal Final Inspection Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).

Response 1 (02/17/2018 11:25AM)
The general Lender Credit of XXXX and specific Lender Credit of XXXX are sufficient to cover the increased fees.

(Clear) Fees-

The sum of non-specific (lump sum) lender credits and specific lender credits XXXX has decreased from the amount disclosed on the Loan Estimate sent on XXXX, XXXX Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).

Response 1 (02/17/2018 11:36AM)
The rounded amount of the lender credit on the LE XXXX does not denote an increase/decrease from fee disclosed.

(Clear) Fees-

The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent onXXXX: Credit Report Fee, Appraisal Final Inspection Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).

Response 1 (02/17/2018 11:39AM)
The general Lender Credit of XXXX and specific Lender Credit of XXXX is sufficient to cover the increased fees.

(Clear) Fees-

The sum of non-specific (lump sum) lender credits and specific lender credits disclosed on the last Closing Disclosure XXXX has decreased below the amount disclosed on the Loan Estimate sent onXXXX XXXX Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).

Response 1 (02/17/2018 11:35AM)
The rounded amount of the lender credit on the LE XXXX does not denote an increase/decrease from fee disclosed.

(Clear) Late Fee Less Than or Equal to 2%-

The XXXX Law prohibits assessing a late fee greater than 2%. XXXX Real Prop 254-b)

Response 1 (02/23/2018 12:07PM)
Client is federally-chartered; rule does not apply

							1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
2003405943	XXXX	XXXX	XXXX	(Clear) TRID - Zero Tolerance Violation Not Cured- This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A cost to cure in the amount of XXXX is required Response 1 (03/05/2018 5:02PM) Final Executed CD reflects a XXXX cure for increase in Closing Costs above legal limit			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
2003717057	XXXX	XXXX	XXXX	(Clear) Fees-

A Lender Credit for Excess Charges of XXXX and general or specific lender credit increases of ($0.00) were applied to the total fee variance of XXXX between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.

Response 1 (02/16/2018 2:01PM)
The COC dated XXXX reflected a XXXX lender credit. The XXXX lender credit on the CD dated XXXX included a XXXX cure for the increase in the appraisal fee.

(Clear) Fees-

A Lender Credit for Excess Charges of XXXX and general or specific lender credit increases of XXXX were applied to the total fee variance of XXXX between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.

Response 1 (02/16/2018 2:01PM)
The COC dated XXXX reflected a XXXX lender credit. The XXXX lender credit on the CD dated XXXX included a XXXX cure for the increase in the appraisal fee.

(Clear) Late Fee Less Than or Equal to 2%-

TheX Law prohibits assessing a late fee greater than 2%. XXXX Real Prop 254-b)

Response 1 (02/16/2018 2:02PM)
Client is federally-chartered; rule does not apply.

							1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
2003812819	XXXX	XXXX	XXXX	(Clear) Fees-

The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on XXXX: Appraisal Fee, Verification Of Employment Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).

Response 1 (02/08/2018 2:31PM)
COC provided in loan file dated XXXX shows evidence of increase for appraisal fee and VOE was not initially disclosed. however, was paid by lender so no cure is required.

(Clear) Fees-

The sum of non-specific (lump sum) lender credits and specific lender credits XXXX has decreased from the amount disclosed on the Loan Estimate sent on XXXX, XXXX Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).

Response 1 (02/08/2018 2:48PM)
Lender credit on LE is XXXX and final CD has specific lender credits of XXXX No additional credit is due.

(Clear) Fees-

The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXXX: Appraisal Fee, Verification Of Employment Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).

Response 1 (02/08/2018 3:26PM)
COC provided in loan file dated XXXX shows evidence of increase for appraisal fee and VOE was not initially disclosed, however, was paid by lender so no cure is required.

							1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
2003906791	XXXX	XXXX	XXXX	(Clear) Late Fee Less Than or Equal to 2%- The XXXX Law prohibits assessing a late fee greater than 2%. XXXX Real Prop 254-b) Response 1 (02/09/2018 10:45AM) Client is federally-chartered; rule does not apply.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
2003914842	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
2003918832	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response 1 (03/05/2018 3:23PM) No Action Loan grade 1 or 2			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
2610564830	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than $35.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
6800001025	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than $35.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
6800005090	XXXX	XXXX	XXXX	(Open) Misc Compliance Findings-

There are additional Compliance Findings. ** This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.

(Open) Appraisal Notice Missing-

The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

(Open) Initial GFE Missing-

The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

(Open) HUD-1 Final-

It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

(Clear) Initial TIL-

The initial Truth and Lending Disclosure is missing from the file.

Response 1 (03/12/2018 5:10PM)
The initial Truth in Lending disclosure was provided and is not required to be signed.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
6800006552	XXXX	XXXX	XXXX	(Open) Appraisal Notice Missing-

The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

(Open) HUD-1 Final-

It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not stamped Final or signed by the borrowers.

(Open) Mortgage Recording-

There is no evidence that the Mortgage was recorded.

(Open) Inaccurate Mortgage-

The mortgage was not completed accurately in that it was not notarized.

(Open) Misc Compliance Findings-

This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.

(Open) Initial GFE Missing-

The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

							3	N/A	3	N/A	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C
7700103680	XXXX	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
7700130080	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Clear) Rescission Test- The loan failed the Rescission test. The funding date is before the third business day following consummation. Response 1 (03/07/2018 11:09AM) Further review of the loan file confirmed the funding date is XXXX which is after the rescission period.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
7700131341	XXXX	XXXX	XXXX	(Open) Final TIL APR Amt Financed- The APR or Amount Financed shown on the final TIL are outside of allowable tolerances. The annual percentage rate (APR) is xxxx The disclosed APR of XXXX is not considered accurate because it is more than1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
7700152680	XXXX	XXXX	XXXX	(Clear) HUD Final- missing-

There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.

Response 1 (03/06/2018 12:12PM)
HUD was provided

(Open) Arm Disclosure- missing-

The file contains no evidence that the ARM Disclosure was provided to the borrower.

(Clear) Inaccurate Mortgage-

The mortgage was not completed accurately. No Legal

Response 1 (03/06/2018 12:10PM)
Mortgage with legal was provided.

(Open) Inaccurate Mortgage-

The mortgage was not completed accurately. The mortgage is not notarized. This finding was added after additional documents were provided.

							3	N/A	3	N/A	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C
7700191286	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
7700198500	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
7700227550	XXXX	XXXX	XXXX	(Open) Rescission Test- The loan failed the Rescission test. This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
7700251568	XXXX	XXXX	XXXX	(Open) Rescission Test- This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
7700270348	XXXX	XXXX	XXXX	(Open) Right of Rescission (Loan Disbursement)(TIL) (Last Disclosure Sent/Received Dates)-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

(Open) Flood Insurance Evidence-

The flood cert indicated that flood insurance was required and there is not evidence in the file.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
7700278754	XXXX	XXXX	XXXX	(Open) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.

(Clear) State Testing-

This loan failed the total indebtedness test due to one of the following findings: (Texas Constitution, Article 16, Section 50 (a)(6)(B), as amended Sept. 2003)The loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds 80% of the fair market value of the homestead on the date the extension of credit is made. No CLTV ratio was provided. For XXXX Constitution A6 this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds 80% of the fair market value of the homestead on the date the extension of credit is made.

Response 1 (03/14/2018 9:16AM)
Further review of the loan file confirmed CLTV is not an issue.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
7700313356	XXXX	XXXX	XXXX	(Clear) Rescission Test- This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. Response 1 (03/07/2018 10:01AM) Further review of the loan file confirmed that the funding date is XXXX which is after the rescission period. (Open) Inaccurate Mortgage- The mortgage was not completed accurately. The acknowledgment for the Notary Public is incomplete.			3	N/A	3	N/A	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C
7700321613	XXXX	XXXX	XXXX	(Open) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

(Open) Flood Insurance Evidence-

The flood cert indicated that flood insurance was required and there is not evidence in the file

(Open) Inaccurate Mortgage-

The mortgage was not completed accurately. The Notary section is incomplete.

Response 1 (03/13/2018 4:48PM)
The notarized Mortgage was not provided.

							3	N/A	3	N/A	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C
7700322131	XXXX	XXXX	XXXX	(Clear) Rescission Test- This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. Response 1 (03/06/2018 6:35PM) Further review of the loan file confirmed that the funding date is XXXX which is after the rescission period.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
7700347172	XXXX	XXXX	XXXX	(Clear) Rescission Test- This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation Response 1 (03/07/2018 1:12PM) Further review of the loan file confirmed that the funding date is XXXX which is after the rescission period.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
7700354644	XXXX	XXXX	XXXX	(Clear) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Response 1 (03/07/2018 1:45PM)
Further review of the loan file confirmed that the funding date is XXXX which is after the rescission period.

							1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
7700417137	XXXX	XXXX	XXXX	(Clear) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Response 1 (03/07/2018 12:32PM)
Further review of the loan file confirmed that the funding date is XXXX which is after the rescission period.

(Open) Mortgage Recording-

There is no evidence that the Mortgage was recorded.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
7700447965	XXXX	XXXX	XXXX	(Clear) Rescission Test-

This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Response 1 (02/08/2018 8:15AM)
The loan reviewed contains a note date more than 36 months old and the statute of limitations have run out.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
7700454505	XXXX	XXXX	XXXX	(Clear) Rescission Test- This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. Response 1 (03/07/2018 11:47AM) Further review of the loan file confirmed that the funding date is XXXX which is after the rescission period.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
7700476242	XXXX	XXXX	XXXX	(Open) Rescission Test- This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. (Open) Flood Cert Missing- The flood carwash missing from the loan file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
7700476282	XXXX	XXXX	XXXX	(Clear) Rescission Test- Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. Response 1 (02/07/2018 4:17PM) The loan reviewed contains a note date more than 36 months old and the statute of limitations have run out.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
7700477660	XXXX	XXXX	XXXX	(Open) HUD Final- missing- Hud was missing. (Open) Flood Cert Missing- Flood Cert was missing.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
7700480503	XXXX	XXXX	XXXX	(Open) Missing Mortgage-

The Mortgage was missing from the file.

(Open) Rescission Test-

The loan failed the Rescission test. This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Response 1 (04/27/2018 10:55AM)
This is a new audit finding based on the results of compliance testing to evidence the subject loan did not meet the rescission testing regulations. See finding #2 of 2.

							4	N/A	4	N/A	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D
7700511127	XXXX	XXXX	XXXX	(Open) Right of Rescission (Loan Disbursement)(TIL) (Last Disclosure Sent/Received Dates)- This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
7700546462	XXXX	XXXX	XXXX	(Open) Rescission Test- The loan failed the Rescission test.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
7700889951	XXXX	XXXX	XXXX	(Open) Missing Note- The Note was missing from the file. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. missing (Open) Missing Mortgage- The Mortgage was missing from the file.			4	N/A	4	N/A	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D
7700906549	XXXX	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. It was not marked as Final, stamped certified or signed. (Open) RESPA Reform HUD-1 Cost to Cure- The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of XXXX			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
7700995505	XXXX	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
7701009927	XXXX	XXXX	XXXX	(Open) Flood Cert Missing- The flood cert is missing from the loan file. (Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
7701010498	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is XXXX below the actual finance charge XXXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

Response 1 (03/13/2018 8:56AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

Response 1 (03/13/2018 8:58AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Clear) Closed-End Finance Charge Rescission Tolerance-

The disclosed finance charge XXXX is less than the actual finance charge XXXX by XXXX For rescission purposes, the Truth in Lending Act considers the finance charge inaccurate if it is understated by more than half of 1% of the note amount XXXX or $100, whichever is greater. (12 CFR Sec. 1026.23(g); OSC 17(c)(2)(ii)-1).

Response 1 (03/13/2018 9:06AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HUD Final- missing-

There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
7701043324	XXXX	XXXX	XXXX	(Open) Inaccurate Mortgage- The mortgage was not completed accurately.-Mortgage is not notarized			3	N/A	3	N/A	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C
7701097249	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The 1003 was missing. Unable to determine if The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was disclosed within 3 days of the application date. (Open) Initial TIL- The initial Truth and Lending Disclosure is missing from the file. (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
7701107390	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence of the Mortgage recorded or non recorded in file.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
7701294357	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
7701304195	XXXX	XXXX	XXXX	(Open) Missing Mortgage- The Mortgage was missing from the file. (Open) Flood Cert Missing- The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file.			4	N/A	4	N/A	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D
7701559721	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
7701774294	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
7702224403	XXXX	XXXX	XXXX	(Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file IS NOT CERTIFIED, DOES NOT STATE FINAL AND IS NOT SIGNED BY THE BORROWERS. (Open) Initial GFE Missing- The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Clear) Mortgage Recording- There is no evidence that the Mortgage was recorded. Response 1 (02/07/2018 2:01PM) Document provided.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
7702250687	XXXX	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) Inaccurate Mortgage- The mortgage was not completed accurately. Not notarized.			3	N/A	3	N/A	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C
7702279210	XXXX	XXXX	XXXX	(Open) Inaccurate Mortgage- The mortgage was not notarized properly. (Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) RESPA Reform HUD-1 No Cost to Cure- The settlement statement is not compliant with RESPA Reform requirements. Cost to Cure XXXX			3	N/A	3	N/A	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C
7702286863	XXXX	XXXX	XXXX	(Open) RESPA Reform HUD-1 Cost to Cure- The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of XXXX (Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) Inaccurate Mortgage- The mortgage was not completed accurately. Not notarized.			3	N/A	3	N/A	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C
7702331412	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Final TIL Terms- The final TIL does not reflect the loan terms properly. (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
7702335711	XXXX	XXXX	XXXX	(Clear) Rescission Test-

The loan failed the Rescission test. This loan failed the TILA right of rescission -end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.

Response 1 (03/24/2018 11:02AM)
The Boarding Data Sheet shows funding date of XXXX which is after the rescission period.

(Clear) HUD Final- missing-

Signature is missing on HUD

Response 1 (03/24/2018 11:03AM)
The final HUD was provided along with the signed Right to Cancel.

(Clear) Mortgage Recording-

There is no evidence that the Mortgage was recorded.

Response 1 (03/24/2018 11:04AM)
The Acknowledgement of Existing Multiple Indebtedness Mortgage was provided along with the previous mortgage.

(Clear) RESPA Reform HUD-1 Cost to Cure-

The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of XXXX

Response 1 (03/24/2018 11:07AM)
After further review of the file it has been determined that lender credit is sufficient to cover increased fees. Borrowers total settlement charges were $0.

							1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
7702356252	XXXX	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) NMLS- The Loan Originator Identifiers are not listed on the Note/Mortgage.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
7991490376	XXXX	XXXX	XXXX	(Open) Mortgage Recording-

There is no evidence that the Mortgage was recorded.

(Open) Appraisal Notice Missing-

The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is XXXX below the actual finance charge XXXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

Response 1 (03/16/2018 11:07AM)
The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Clear) Late Fee Less Than or Equal to 2%-

The XXXX Property Law prohibits assessing a late fee greater than 2%. XXXX Real Prop 254-b)

Response 1 (03/16/2018 11:08AM)
XXXX is Federally Charted, rule does not apply.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
7991795920	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
7991896502	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
7992025542	XXXX	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
7992118986	XXXX	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
7992312447	XXXX	XXXX	XXXX	(Clear) Rescission Test-

The loan failed the Rescission test. This loan failed the TILA right of rescission test. Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3)) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Response 1 (03/24/2018 1:39PM)
After further review of the file it was determined that the Boarding Data Sheet shows a funding date of XXXX which is after the rescission period.

							1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
7992740526	XXXX	XXXX	XXXX	(Open) QM FAIL-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1))This loan does not qualify for a safe harbor. The loan has an APR of XXXX The APR threshold to qualify for a safe harbor is XXXX

(Open) HPML Escrow Account-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z .The loan is an HPML, and there is no evidence of an escrow account in place at origination.

(Clear) Appraisal Notice Missing-

The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

Response 1 (03/23/2018 11:59AM)
A Right to Receive a Copy of Valuation Report document was received.

(Clear) HUD-1 Final-

It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

Response 1 (03/23/2018 12:13PM)
A HUD-1 was provided. It was not marked Final, signed, or stamped certified but a signed RTC was in the file.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
7992912710	XXXX	XXXX	XXXX	(Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than $35. (-36.49)

(Open) Mortgage Recording-

There is no evidence that the Mortgage was recorded.

(Open) Initial TIL Date-

The Initial Disclosure Date is more than 3 business days from the Application Date.

(Open) HUD-1 Final-

It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

(Open) RESPA Reform HUD-1 Cost to Cure-

The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of XXXX

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
7993635973	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response 1 (03/06/2018 3:15PM) No Action loan grade 1 or 2.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
7993831600	XXXX	XXXX	XXXX	(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $35-

The disclosed finance charge XXXX is XXXX below the actual finance charge XXXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)

Response 1 (02/16/2018 3:30PM)
Finances charges correctly calculated.

(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100-

The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)

Response 1 (02/16/2018 3:31PM)
Finances charges correctly calculated.

(Clear) Fees-

A Lender Credit for Excess Charges of ($0.00) and general or specific lender credit increases of XXXX were applied to the total fee variance of XXXX between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.

Response 1 (02/16/2018 3:34PM)
The variance is XXXX which is due to LE round figure and CD use the actual number. In this case, the LE XXXX and CD XXXX

(Clear) Fees-

A Lender Credit for Excess Charges of ($0.00) and general or specific lender credit increases of XXXX were applied to the total fee variance of XXXX between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.

Response 1 (02/16/2018 3:35PM)
The variance is XXXX which is due to LE round figure and CD use the actual number. In this case, the LE XXXX and CD XXXX

							1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
7993844952	XXXX	XXXX	XXXX	(Clear) Missing Mortgage- Mortgage does have recording information present. Response 1 (03/13/2018 11:35AM) The recorded mortgage was provided. (Clear) Misc Compliance Findings- Mortgage does not have recording information present. Response 1 (11/09/2020 9:17AM) The recorded mortgage was provided.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
9900020732	XXXX	XXXX	XXXX	(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

(Open) Missing HUD-

There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.

(Open) Right to Rescind Missing-

The file contains no evidence of the Right to Cancel Notice.

(Open) Flood Cert Missing-

The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file

(Open) Arm Disclosure- missing-

The file contains no evidence that the ARM Disclosure was provided to the borrower.

(Open) Mortgage Recording-

There is no evidence that the Mortgage was recorded.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
9900020940	XXXX	XXXX	XXXX	(Open) HUD-1-

The settlement statement is either incomplete or incorrect. The HUD Settlement Statement is missing from the loan file.

(Open) Arm Disclosure- missing-

The file contains no evidence that the ARM Disclosure was provided to the borrower.

(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

(Clear) Missing HUD-

There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.

Response 1 (03/04/2018 12:53PM)
The HUD was provided.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
9900021703	XXXX	XXXX	XXXX	(Clear) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

Response 1 (02/24/2018 11:27AM)
Final TIL provided.

(Clear) HUD Final- missing-

There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.

Response 1 (02/24/2018 11:28AM)
Final HUD provided.

(Open) Arm Disclosure- missing-

The file contains no evidence that the ARM Disclosure was provided to the borrower. Finding generated after Client sent over additional documents.

(Open) Introductory Rate-

The interest rate used at consummation is determined to be a discounted introductory rate based on information provided in the loan file. Per Reg Z 1026.18(s)(iii), the Introductory Rate Notice required was not disclosed on the final TIL. Finding generated after Client sent over additional documents.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
9900031365	XXXX	XXXX	XXXX	(Clear) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

Response 1 (03/13/2018 10:41AM)
TIL was provided

(Open) Missing HUD-

There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.

(Open) Arm Disclosure- missing-

The file contains no evidence that the ARM Disclosure was provided to the borrower.

(Clear) Flood Cert Missing-

The flood cert is missing from the loan file.

Response 1 (03/13/2018 10:42AM)
The Flood Cert was provided.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
9900031374	XXXX	XXXX	XXXX	(Clear) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. Response 1 (02/24/2018 6:09PM) Final TIL provided. (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response 1 (02/24/2018 6:10PM) Page 1 and page 3 of Final HUD provided. Still missing page 2 which shows fees in order to run compliance.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
9900031744	XXXX	XXXX	XXXX	(Clear) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

Response 1 (02/23/2018 1:19PM)
TIL provided.

(Clear) HUD Final- missing-

There is no evidence of a final HUD-1 Settlement Statement.

Response 1 (02/23/2018 1:20PM)
The HUD was provided.

(Clear) Initial GFE Missing-

The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

Response 1 (02/23/2018 1:21PM)
The GFE was provided.

(Clear) Right to Rescind Missing-

The file contains no evidence of the Right to Cancel Notice.

Response 1 (02/23/2018 1:22PM)
The Notice of Right to Cancel was provided.

							1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
9900033028	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing-

The file contains no evidence that the ARM Disclosure was provided to the borrower.

(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

(Open) Initial GFE Missing-

The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

(Open) HUD Final- missing-

There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.

(Open) Flood Cert Missing-

The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file

(Open) Right to Rescind Missing-

The file contains no evidence of the Right to Cancel Notice.

(Open) Appraisal Notice Missing-

The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
9900033056	XXXX	XXXX	XXXX	(Clear) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. Response 1 (02/23/2018 1:27PM) The TIL was provided. (Clear) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response 1 (02/23/2018 1:32PM) The HUD was provided. (Clear) Flood Cert Missing- The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file Response 1 (02/23/2018 1:33PM) The flood certificate was provided.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
9900034470	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/13/2018 10:39AM) The ARM Disclosure was not provided.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
9900035147	XXXX	XXXX	XXXX	(Clear) Rescission Test- The loan failed the Rescission test. Response 1 (03/26/2018 2:58PM) Right to Cancel provided which confirms that the funding date was XXXX which is after the rescission period.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
9900036067	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
9900041278	XXXX	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
9900042534	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
9900044611	XXXX	XXXX	XXXX	(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $100- The disclosed finance charge XXXX is XXXX below the actual finance XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1). Response 1 (03/13/2018 1:41PM) The loan reviewed contains a note dated more than 36 months outside the applicable statue of limitations per 15 USC 1640(e)			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
9900044761	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (03/23/2018 9:57AM) The ARM disclosure was provided; however, it was dated the same day as closing therefore, was not provided within 3 days of the application.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
9900046949	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Clear) TILA Data Validation- This loan does not contain a Life Cap amount. The XX XX System is unable to perform a Truth in Lending compliance review without a Life Cap amount. Please check with your compliance department to determine what Life Cap to enter for this loan. Response 1 (03/13/2018 10:48AM) Further review confirms the Life Cap rule does not apply.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
9900047060	XXXX	XXXX	XXXX	(Open) Missing Mortgage- The Mortgage was missing from the file. (Open) Missing Note- The Note was missing from the file. (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 was not provided in the loan file.			4	N/A	4	N/A	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D
9900048327	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
9900048431	XXXX	XXXX	XXXX	(Open) Final TIL Terms- The final TIL does not reflect the loan terms properly. (Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
9900049595	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
9900050059	XXXX	XXXX	XXXX	(Open) Appraisal Notice Missing-

The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

(Open) Appraisal Notice Late-

The 1003 was missing. Unable to determine if The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was disclosed within 3 days of the application date.

(Open) Arm Disclosure- missing-

The file contains no evidence that the ARM Disclosure was provided to the borrower.

(Open) Arm Disclosure- Late-

The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.

(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

(Open) Flood Cert Missing-

The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file

(Open) HUD Final- missing-

There is no evidence of a final HUD-1 Settlement Statement.

(Open) Initial TIL-

The initial Truth and Lending Disclosure is missing from the file.

(Open) Right to Rescind Missing-

The file contains no evidence of the Right to Cancel Notice.

							2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
9900050385	XXXX	XXXX	XXXX	(Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. No HUD-1 in the file (Open) Appraisal Notice Missing- The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) Flood Cert Missing- Flood Cert is missing from file (Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
9900051194	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
9900051282	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
9900051786	XXXX	XXXX	XXXX	(Open) Arm Disclosure- Late- The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
9900052184	XXXX	XXXX	XXXX	(Clear) Inaccurate Mortgage- The mortgage was not completed accurately. The Adjustable Rate rider was not included. Response 1 (02/07/2018 3:41PM) ARM Rider was provided. Response 2 (02/24/2018 10:28AM) The mortgage was provided. (Clear) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (02/07/2018 3:55PM) Final HUD1 provided. Response 2 (02/24/2018 10:29AM) The HUD was provided.			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
9900052730	XXXX	XXXX	XXXX	(Open) Appraisal Notice Missing- The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
9900052900	XXXX	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
9900052984	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
9900053170	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
9900053540	XXXX	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
9900053676	XXXX	XXXX	XXXX	(Open) HUD-1 Final- Final HUD missing from file (Open) Appraisal Notice Missing- The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.			2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B
9900060029	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
9900100556	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A